ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.2

Loan Level Exception - Disposition
Run Date - 8/13/2024 3:27:14 PM

Unique ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 1	Disposition 2	Fitch Final Rating	Moodys Final Rating	DBRS Final Rating	SP Final Rating	Kroll Final Rating
894104360	XXX	XXX	XXX	$XXX	SC	9/XX/2005	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104361	XXX	XXX	XXX	$XXX	MS	12/XX/1997	Primary	Purchase	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104362	XXX	XXX	XXX	$XXX	FL	1/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Missing signature and date		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104363	XXX	XXX	XXX	$XXX	IN	3/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104364	XXX	XXX	XXX	$XXX	OH	3/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104365	XXX	XXX	XXX	$XXX	CA	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104366	XXX	XXX	XXX	$XXX	KY	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104367	XXX	XXX	XXX	$XXX	VA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2005.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104368	XXX	XXX	XXX	$XXX	IN	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104369	XXX	XXX	XXX	$XXX	DE	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2007.							-	B	B	B	B	B
894104370	XXX	XXX	XXX	$XXX	TX	1/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104371	XXX	XXX	XXX	$XXX	VA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104372	XXX	XXX	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2007.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Closing / Title - Note Error: Note grace period days less than minimum per state: Grace period of 10 days is below the minimum of 15 days required for the state of MD.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104373	XXX	XXX	XXX	$XXX	ME	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2004. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104374	XXX	XXX	XXX	$XXX	TX	2/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894104375	XXX	XXX	XXX	$XXX	OH	11/XX/1998	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104376	XXX	XXX	XXX	$XXX	OH	2/XX/1999	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104377	XXX	XXX	XXX	$XXX	IL	10/XX/1999	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/1999.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104378	XXX	XXX	XXX	$XXX	OK	2/XX/2000	Primary	Refinance Cash-out - Home Improvement		1							1								-	A	A	A	A	A
894104379	XXX	XXX	XXX	$XXX	PA	4/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1996.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104380	XXX	XXX	XXX	$XXX	TN	10/XX/1999	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/1999. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104381	XXX	XXX	XXX	$XXX	MI	1/XX/2000	Second Home	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.							-	B	B	B	B	B
894104382	XXX	XXX	XXX	$XXX	LA	8/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/1998.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: File is missing itemization; however, it would appear that $XXX in courier fees was not included in the prepaid finance charges.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104383	XXX	XXX	XXX	$XXX	IL	5/XX/1999	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1998.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104384	XXX	XXX	XXX	$XXX	PA	3/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2000.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104385	XXX	XXX	XXX	$XXX	IN	9/XX/1999	Primary	Refinance Cash-out - Home Improvement		2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 9/XX/1999, prior to three (3) business days from transaction date of 9/XX/1999.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104386	XXX	XXX	XXX	$XXX	TX	9/XX/2000	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2000.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed is missing, unable to determine the difference.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104387	XXX	XXX	XXX	$XXX	TX	2/XX/1997	Primary	Purchase		1							1								-	A	A	A	A	A
894104388	XXX	XXX	XXX	$XXX	WI	5/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.52100% is underdisclosed from calculated APR of 7.82097% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104389	XXX	XXX	XXX	$XXX	NY	9/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104390	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104391	XXX	XXX	XXX	$XXX	NY	5/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - Initial TIL not provided							-	B	B	B	B	B
894104392	XXX	XXX	XXX	$XXX	KY	6/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.							-	B	B	B	B	B
894104393	XXX	XXX	XXX	$XXX	WI	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104394	XXX	XXX	XXX	$XXX	TX	11/XX/2000	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104395	XXX	XXX	XXX	$XXX	TX	12/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2006.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104396	XXX	XXX	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104397	XXX	XXX	XXX	$XXX	PA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.43368% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .43368%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period of 10 days is less than minimum of 15 for state of PA.		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104398	XXX	XXX	XXX	$XXX	IN	5/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.							-	B	B	B	B	B
894104399	XXX	XXX	XXX	$XXX	CT	8/XX/2007	Primary	Refinance Rate/Term		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104400	XXX	XXX	XXX	$XXX	MO	8/XX/2007	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.							-	B	B	B	B	B
894104401	XXX	XXX	XXX	$XXX	AL	5/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: max 5%	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104402	XXX	XXX	XXX	$XXX	AL	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104403	XXX	XXX	XXX	$XXX	GA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104404	XXX	XXX	XXX	$XXX	AL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure appears to be caused by the Daily Simple Interest payment calculation.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104405	XXX	XXX	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104406	XXX	XXX	XXX	$XXX	SC	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a closing attorney fee of $XXX as a prepaid finance charge.	State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104407	XXX	XXX	XXX	$XXX	MD	10/XX/2008	Primary	Refinance Streamlined		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008.							-	B	B	B	B	B
894104408	XXX	XXX	XXX	$XXX	MS	8/XX/1999	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/1999.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/1999, prior to three (3) business days from transaction date of 08/XX/1999.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104409	XXX	XXX	XXX	$XXX	MO	3/XX/2007	Primary	Purchase		2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104410	XXX	XXX	XXX	$XXX	NY	7/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104411	XXX	XXX	XXX	$XXX	OH	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104412	XXX	XXX	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104413	XXX	XXX	XXX	$XXX	OH	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104414	XXX	XXX	XXX	$XXX	TX	6/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104415	XXX	XXX	XXX	$XXX	IA	5/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.64593% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.64593%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104416	XXX	XXX	XXX	$XXX	TX	10/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894104417	XXX	XXX	XXX	$XXX	MO	2/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894104418	XXX	XXX	XXX	$XXX	MI	11/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender appears to have used index out of look back period. Used lowest index of 2.1963% and loan is under disclosed.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104419	XXX	XXX	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.							-	B	B	B	B	B
894104420	XXX	XXX	XXX	$XXX	GA	11/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104421	XXX	XXX	XXX	$XXX	PA	6/XX/2000	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104422	XXX	XXX	XXX	$XXX	GA	5/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104423	XXX	XXX	XXX	$XXX	DC	7/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104424	XXX	XXX	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104425	XXX	XXX	XXX	$XXX	AZ	8/XX/2004	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.13571% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .13571%). [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104426	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104427	XXX	XXX	XXX	$XXX	MA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104428	XXX	XXX	XXX	$XXX	VA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104429	XXX	XXX	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable (UAL State)	D	D	D	D	D
894104430	XXX	XXX	XXX	$XXX	WA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.	Closing / Title - Note Error: Note grace period days less than minimum per state: 7 day grade period is less than 10 day minimum per state (WA).	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104431	XXX	XXX	XXX	$XXX	MS	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104432	XXX	XXX	XXX	$XXX	OH	12/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval states the index value used was 2.97%. Lowest value available within the lookback period was 3.14%.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104433	XXX	XXX	XXX	$XXX	PA	8/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	REVIEWER - GENERAL COMMENT (2018-08-23): Underdisclosure due to index used by lender not within the lookback period	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104434	XXX	XXX	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan approval indicates the Index used was 3.060%. The lowest Index available within the look-back period is 3.240%.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104435	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104436	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 2.7%. The lowest Index available within the look-back period is 2.89%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104437	XXX	XXX	XXX	$XXX	NH	4/XX/2004	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.					Yes	Out	TR Indeterminable	D	D	D	D	D
894104438	XXX	XXX	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104439	XXX	XXX	XXX	$XXX	IL	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B	B	B	B	B
894104440	XXX	XXX	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104441	XXX	XXX	XXX	$XXX	CT	10/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104442	XXX	XXX	XXX	$XXX	WI	4/XX/2003	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104443	XXX	XXX	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.	State Compliance - New York Late Charge Percent Testing: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104444	XXX	XXX	XXX	$XXX	AZ	12/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104445	XXX	XXX	XXX	$XXX	OH	12/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104446	XXX	XXX	XXX	$XXX	TX	6/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.49508% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.49508%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104447	XXX	XXX	XXX	$XXX	GA	3/XX/2009	Primary	Purchase		2	[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 03/XX/2009; Consummation Date: 03/XX/2009						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894104448	XXX	XXX	XXX	$XXX	NY	8/XX/2005	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [3] Application / Processing - Missing Valuation:	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104449	XXX	XXX	XXX	$XXX	NJ	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104450	XXX	XXX	XXX	$XXX	NC	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104451	XXX	XXX	XXX	$XXX	NC	12/XX/1999	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1999.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.27000% is underdisclosed from calculated APR of 11.49503% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104452	XXX	XXX	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104453	XXX	XXX	XXX	$XXX	GA	9/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B	B	B	B	B
894104454	XXX	XXX	XXX	$XXX	AL	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104455	XXX	XXX	XXX	$XXX	OH	2/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894104456	XXX	XXX	XXX	$XXX	AL	9/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104457	XXX	XXX	XXX	$XXX	LA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104458	XXX	XXX	XXX	$XXX	MO	12/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104459	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104460	XXX	XXX	XXX	$XXX	FL	5/XX/2004	Second Home	Purchase		1	[3] Application / Processing - 1003 Error: First Time Home Buyer is blank.: Borrower: XXX [3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104461	XXX	XXX	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104462	XXX	XXX	XXX	$XXX	TN	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104463	XXX	XXX	XXX	$XXX	GA	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104464	XXX	XXX	XXX	$XXX	MA	7/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104465	XXX	XXX	XXX	$XXX	AL	1/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.							-	B	B	B	B	B
894104466	XXX	XXX	XXX	$XXX	NC	6/XX/1997	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	Final 1003 is missing	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1996.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Missing Initial GFE State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: ◦ PPP Expired. Prepayment charge not allowed per NC state - max prepayment charge for loan under $XXXk is 0 - note states 2%,2%,2%. Lender is XXX Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing itemization of amount financed		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104467	XXX	XXX	XXX	$XXX	TX	1/XX/2003	Primary	Purchase		1							1								-	A	A	A	A	A
894104468	XXX	XXX	XXX	$XXX	SC	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894104469	XXX	XXX	XXX	$XXX	WI	7/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104470	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104471	XXX	XXX	XXX	$XXX	FL	6/XX/2005	Second Home	Purchase		1							1								-	A	A	A	A	A
894104472	XXX	XXX	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104473	XXX	XXX	XXX	$XXX	TX	8/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104474	XXX	XXX	XXX	$XXX	TN	8/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.31167% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.31167%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104475	XXX	XXX	XXX	$XXX	OH	4/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894104476	XXX	XXX	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003	Final 1003 not found.					2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.							-	B	B	B	B	B
894104477	XXX	XXX	XXX	$XXX	TX	6/XX/2003	Primary	Purchase	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104478	XXX	XXX	XXX	$XXX	VA	9/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104479	XXX	XXX	XXX	$XXX	NM	7/XX/2003	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104480	XXX	XXX	XXX	$XXX	NY	8/XX/2011	Primary	Purchase	2	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Valuation:
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2011.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.: Unable to determine due to missing information.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104481	XXX	XXX	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	State Compliance - New York Late Charge Percent Testing: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5% Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104482	XXX	XXX	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104483	XXX	XXX	XXX	$XXX	MO	11/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104484	XXX	XXX	XXX	$XXX	FL	7/XX/2006	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104485	XXX	XXX	XXX	$XXX	NC	2/XX/2007	Primary	Purchase	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104486	XXX	XXX	XXX	$XXX	WA	5/XX/2007	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: HELOC Agreement does not indicate fees and final costs - no itemization fees provided in file
Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No RTC.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Out	Indeterminable	D	D	D	D	D
894104487	XXX	XXX	XXX	$XXX	AR	5/XX/2004	Primary	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	There was no preliminary or final title received Appraisal not provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Closing / Title - TILA - Final TIL Missing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Unable to locate Right To Cancel	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104488	XXX	XXX	XXX	$XXX	PA	4/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2000, prior to three (3) business days from transaction date of 04/XX/2000.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104489	XXX	XXX	XXX	$XXX	PA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104490	XXX	XXX	XXX	$XXX	MA	3/XX/2010	Primary	Purchase	2	[3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 03/XX/2010; Consummation Date: 03/XX/2010	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104491	XXX	XXX	XXX	$XXX	RI	8/XX/2007	Primary	Purchase	3	3	[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Compliant with Broker application date 7/12/07
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Compliant with Broker application date 7/12/07	State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
																					Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."			Out	State - NC	C	C	C	C	C
894104492	XXX	XXX	XXX	$XXX	GA	12/XX/1998	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1998.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 10% late charge exceeds 5% maximum allowed per state (GA). Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104493	XXX	XXX	XXX	$XXX	GA	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2009.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104494	XXX	XXX	XXX	$XXX	CT	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104495	XXX	XXX	XXX	$XXX	GA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104496	XXX	XXX	XXX	$XXX	LA	11/XX/2000	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 10.34539% is in excess of the allowable maximum of 8.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.34539%).
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 13.31000% is underdisclosed from calculated APR of 13.48996% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $XXX as prepaid finance charge.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104497	XXX	XXX	XXX	$XXX	OH	5/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.							-	B	B	B	B	B
894104498	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104499	XXX	XXX	XXX	$XXX	VA	3/XX/2001	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2000.							-	B	B	B	B	B
894104500	XXX	XXX	XXX	$XXX	CA	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104501	XXX	XXX	XXX	$XXX	IL	11/XX/1998	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/1998 Mixed Use						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1998.							-	B	B	B	B	B
894104502	XXX	XXX	XXX	$XXX	PA	7/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104503	XXX	XXX	XXX	$XXX	LA	5/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104504	XXX	XXX	XXX	$XXX	MI	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894104505	XXX	XXX	XXX	$XXX	TX	12/XX/1996	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $XXX does not match Calculated P&I of $XXX	Not DSI. Confirmed all note terms	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1996.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 13.56000% is underdisclosed from calculated APR of 13.69007% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: APR under disclosed due to fees charged. Missing Itemization. Unable to determine reason for under disclosure. Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed due to fees. Missing Itemization. Unable to determine reason for under disclosure.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104506	XXX	XXX	XXX	$XXX	CO	3/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104507	XXX	XXX	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.							-	B	B	B	B	B
894104508	XXX	XXX	XXX	$XXX	OH	5/XX/2009	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894104509	XXX	XXX	XXX	$XXX	DE	3/XX/2009	Primary	Refinance Streamlined	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104510	XXX	XXX	XXX	$XXX	MI	8/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894104511	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104512	XXX	XXX	XXX	$XXX	OK	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.							-	B	B	B	B	B
894104513	XXX	XXX	XXX	$XXX	CA	10/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.							-	B	B	B	B	B
894104514	XXX	XXX	XXX	$XXX	AL	12/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104515	XXX	XXX	XXX	$XXX	FL	4/XX/2009	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104516	XXX	XXX	XXX	$XXX	GA	3/XX/2006	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894104517	XXX	XXX	XXX	$XXX	GA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104518	XXX	XXX	XXX	$XXX	CA	10/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104519	XXX	XXX	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.67710% is underdisclosed from calculated APR of 6.99152% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Final TIL did not include the monthly MI premium Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL did not include the monthly MI premium		Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104520	XXX	XXX	XXX	$XXX	OR	6/XX/2007	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104521	XXX	XXX	XXX	$XXX	FL	6/XX/2010	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104522	XXX	XXX	XXX	$XXX	TX	1/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.							-	B	B	B	B	B
894104523	XXX	XXX	XXX	$XXX	GA	5/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.							-	B	B	B	B	B
894104524	XXX	XXX	XXX	$XXX	NC	12/XX/2001	Primary	Purchase		2							2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104525	XXX	XXX	XXX	$XXX	IL	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.							-	B	B	B	B	B
894104526	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.							-	B	B	B	B	B
894104527	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104528	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	REVIEWER - GENERAL COMMENT (2019-05-22): Received title company closing statement, still missing signed final HUD-1.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894104529	XXX	XXX	XXX	$XXX	WA	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.							-	B	B	B	B	B
894104530	XXX	XXX	XXX	$XXX	NY	11/XX/2009	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104531	XXX	XXX	XXX	$XXX	LA	5/XX/2006	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						1								-	A	A	A	A	A
894104532	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Other		1	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						1								-	A	A	A	A	A
894104533	XXX	XXX	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.							-	B	B	B	B	B
894104534	XXX	XXX	XXX	$XXX	IN	8/XX/2006	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104535	XXX	XXX	XXX	$XXX	PA	10/XX/2008	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.							-	B	B	B	B	B
894104536	XXX	XXX	XXX	$XXX	MD	4/XX/2008	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided						2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.							-	B	B	B	B	B
894104537	XXX	XXX	XXX	$XXX	IN	11/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104538	XXX	XXX	XXX	$XXX	IL	3/XX/2009	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.							-	B	B	B	B	B
894104539	XXX	XXX	XXX	$XXX	IL	2/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104540	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104541	XXX	XXX	XXX	$XXX	NV	5/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104542	XXX	XXX	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104543	XXX	XXX	XXX	$XXX	IL	12/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2008.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104544	XXX	XXX	XXX	$XXX	OR	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.51829% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 1.51829%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104545	XXX	XXX	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.							-	B	B	B	B	B
894104546	XXX	XXX	XXX	$XXX	IL	6/XX/2010	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104547	XXX	XXX	XXX	$XXX	PA	7/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894104548	XXX	XXX	XXX	$XXX	PA	12/XX/2005	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104549	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.							-	B	B	B	B	B
894104550	XXX	XXX	XXX	$XXX	TX	10/XX/2004	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104551	XXX	XXX	XXX	$XXX	IL	9/XX/2009	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104552	XXX	XXX	XXX	$XXX	PA	8/XX/2008	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104553	XXX	XXX	XXX	$XXX	PA	5/XX/2008	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.							-	B	B	B	B	B
894104554	XXX	XXX	XXX	$XXX	IL	3/XX/2005	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104555	XXX	XXX	XXX	$XXX	PA	1/XX/2008	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104556	XXX	XXX	XXX	$XXX	IL	11/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104557	XXX	XXX	XXX	$XXX	IL	12/XX/2009	Primary	Refinance Rate/Term		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					1								-	A	A	A	A	A
894104558	XXX	XXX	XXX	$XXX	PA	6/XX/2004	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894104559	XXX	XXX	XXX	$XXX	PA	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure is due to the lender's TIL itemization did not disclose a $XXX closing protection letter fee and $XXX doc retrieval fee as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104560	XXX	XXX	XXX	$XXX	PA	8/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894104561	XXX	XXX	XXX	$XXX	PA	6/XX/1999	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1998.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104562	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104563	XXX	XXX	XXX	$XXX	SC	5/XX/2000	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104564	XXX	XXX	XXX	$XXX	FL	4/XX/2003	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:: Index identified on Note no longer available. Used initial index reflected on Note for testing purposes (1.680%). Loan is not subject to high cost testing and is outside the TILA SOL.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104565	XXX	XXX	XXX	$XXX	WI	10/XX/2003	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104566	XXX	XXX	XXX	$XXX	WV	7/XX/2009	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104567	XXX	XXX	XXX	$XXX	MD	5/XX/2011	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104568	XXX	XXX	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104569	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104570	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.78803% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 1.78803%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104571	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Closing / Title - TILA - Final TIL Missing [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose miscellaneous title fees of $XXX and $XXX as prepaid finance charges. TIL itemization over disclosed a sub escrow fee of $XXX as a prepaid finance charge. Also, TIL itemization reflects interim interest in the amount of $XXX, however the HUD disclosed interim interest in the amount of $XXX.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104572	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104573	XXX	XXX	XXX	$XXX	IL	6/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894104574	XXX	XXX	XXX	$XXX	OH	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - Ohio Prepayment Penalty: Prepayment charge not allowed per state (OH) - max prepayment charge for an ARM loan is 1% - note states 6%, 6%, 6%. Lender is XXX						-	B	B	B	B	B
894104575	XXX	XXX	XXX	$XXX	MA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104576	XXX	XXX	XXX	$XXX	TX	11/XX/1999	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1999.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104577	XXX	XXX	XXX	$XXX	VT	4/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX	Only one month bank statement provided for this account.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine when the borrower was provided with a copy of the appraisal report. Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: No evidence of cure in file Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: 9 days. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Please provide Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Please provide	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104578	XXX	XXX	XXX	$XXX	MI	10/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104579	XXX	XXX	XXX	$XXX	GA	8/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104580	XXX	XXX	XXX	$XXX	MA	6/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104581	XXX	XXX	XXX	$XXX	TX	3/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.78078% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .78078%).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104582	XXX	XXX	XXX	$XXX	GA	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104583	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104584	XXX	XXX	XXX	$XXX	OH	10/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.							-	B	B	B	B	B
894104585	XXX	XXX	XXX	$XXX	TX	8/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104586	XXX	XXX	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104587	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	REVIEWER - GENERAL COMMENT (2019-07-12): Received the title company closing statement again, still missing final HUD.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104588	XXX	XXX	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104589	XXX	XXX	XXX	$XXX	OH	5/XX/2001	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001.	State Compliance - Ohio Standard Prepayment Penalty SMLA: PPP expired. Prepayment penalty of 36 monts and 1% of current balance exceeds limit of no PPP in accordance with the Home ownership and Equity Protection act per state (OH). Lender is XXX Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed due to fees. Itemization does not include Settlement/Closing/Escrow $XXX, which is included on the HUD.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104590	XXX	XXX	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.							-	B	B	B	B	B
894104591	XXX	XXX	XXX	$XXX	CA	6/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include $XXX Loan Tie In Fee and $XXX Courier fee in the prepaid finance charges. Prepaid interest was under disclosed by $XXX. (16 days) Settlement fee was over disclosed by $XXX and a $XXX doc fee was included in the prepaids.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104592	XXX	XXX	XXX	$XXX	MS	4/XX/2000	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104593	XXX	XXX	XXX	$XXX	SC	9/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104594	XXX	XXX	XXX	$XXX	WV	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2001, prior to three (3) business days from transaction date of 06/XX/2001.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104595	XXX	XXX	XXX	$XXX	OK	9/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104596	XXX	XXX	XXX	$XXX	TN	1/XX/2000	Primary	Purchase		1							1								-	A	A	A	A	A
894104597	XXX	XXX	XXX	$XXX	GA	8/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104598	XXX	XXX	XXX	$XXX	OH	9/XX/1995	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1995.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Ohio Standard Prepayment Penalty SMLA: PPP Expired. Prepayment charge not allowed per state (OH) - OH does not allow a prepayment on a refinance - note states 1%. Lender is XXX	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104599	XXX	XXX	XXX	$XXX	NC	7/XX/2001	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Prepaid interest on HUD of $XXX is reflected on itemizaiton of amount financed as Paid by other on borrower behalf of $XXX. Itemization reflects $XXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104600	XXX	XXX	XXX	$XXX	NC	3/XX/1996	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1996 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1995.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104601	XXX	XXX	XXX	$XXX	AZ	7/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.86917% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .86917%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104602	XXX	XXX	XXX	$XXX	IN	12/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.26151% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .26151%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2000.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104603	XXX	XXX	XXX	$XXX	OH	3/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104604	XXX	XXX	XXX	$XXX	TN	5/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104605	XXX	XXX	XXX	$XXX	AL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104606	XXX	XXX	XXX	$XXX	MI	11/XX/1996	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1996 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	In	TNR Testing Not Required	D	D	D	D	D
894104607	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104608	XXX	XXX	XXX	$XXX	WA	3/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104609	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.							-	B	B	B	B	B
894104610	XXX	XXX	XXX	$XXX	CA	1/XX/2006	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	In	TNR Testing Not Required	D	D	D	D	D
894104611	XXX	XXX	XXX	$XXX	IL	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.	State Compliance - Illinois Prepayment Penalty: PPP is expired. Prepayment prohibited per state (IL).						-	B	B	B	B	B
894104612	XXX	XXX	XXX	$XXX	NC	10/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104613	XXX	XXX	XXX	$XXX	GA	1/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104614	XXX	XXX	XXX	$XXX	GA	6/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104615	XXX	XXX	XXX	$XXX	PA	9/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.							-	B	B	B	B	B
894104616	XXX	XXX	XXX	$XXX	KY	4/XX/2006	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104617	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Fees on page 2 are not legible. Tested using the closing instructions and TIL itemization to determine fee amounts.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104618	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.							-	B	B	B	B	B
894104619	XXX	XXX	XXX	$XXX	MI	8/XX/2002	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.							-	B	B	B	B	B
894104620	XXX	XXX	XXX	$XXX	SC	10/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104621	XXX	XXX	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2019.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104622	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104623	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104624	XXX	XXX	XXX	$XXX	FL	1/XX/2007	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104625	XXX	XXX	XXX	$XXX	UT	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104626	XXX	XXX	XXX	$XXX	MS	8/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104627	XXX	XXX	XXX	$XXX	GA	10/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104628	XXX	XXX	XXX	$XXX	TX	2/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of finance did not disclose a lock fee for the amount of $XXX flood cert of $XXX and doc download fee of $XXX to the prepaid finance cost.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104629	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104630	XXX	XXX	XXX	$XXX	MO	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104631	XXX	XXX	XXX	$XXX	SC	5/XX/2007	UTD	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104632	XXX	XXX	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104633	XXX	XXX	XXX	$XXX	SC	9/XX/2007	Second Home	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104634	XXX	XXX	XXX	$XXX	CT	8/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Index Value Source from lender's closing instructions reflects 1.820%. The minimum index available in our look-back period is 2.040%. Missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104635	XXX	XXX	XXX	$XXX	IL	10/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.							-	B	B	B	B	B
894104636	XXX	XXX	XXX	$XXX	HI	8/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to MI. The Actual Payment stream shows MI staying on until month 180. The TIL Payment stream has it dropping off after month 150.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104637	XXX	XXX	XXX	$XXX	PA	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104638	XXX	XXX	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104639	XXX	XXX	XXX	$XXX	OR	9/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104640	XXX	XXX	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.04074% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .04074%).							-	B	B	B	B	B
894104641	XXX	XXX	XXX	$XXX	MA	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104642	XXX	XXX	XXX	$XXX	PA	9/XX/2006	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104643	XXX	XXX	XXX	$XXX	IN	10/XX/2007	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104644	XXX	XXX	XXX	$XXX	NC	4/XX/2009	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided						2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B	B	B	B	B
894104645	XXX	XXX	XXX	$XXX	OH	2/XX/2009	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894104646	XXX	XXX	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104647	XXX	XXX	XXX	$XXX	FL	11/XX/2006	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104648	XXX	XXX	XXX	$XXX	FL	7/XX/2003	Investment	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.							-	B	B	B	B	B
894104649	XXX	XXX	XXX	$XXX	NM	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104650	XXX	XXX	XXX	$XXX	NH	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104651	XXX	XXX	XXX	$XXX	LA	2/XX/2007	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.					No	In	TNR Testing Not Required	D	D	D	D	D
894104652	XXX	XXX	XXX	$XXX	NV	6/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104653	XXX	XXX	XXX	$XXX	IN	4/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104654	XXX	XXX	XXX	$XXX	MS	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.58519% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .58519%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.							-	B	B	B	B	B
894104655	XXX	XXX	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of finance did not disclose a courier fee for the amount of $XXX to the prepaid finance cost.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104656	XXX	XXX	XXX	$XXX	GA	10/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement): Georgia Home Loan: Impermissible fee charged for payoff statement.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement): Assignee Liability: Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met. In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			Out	State - NC	C	C	C	C	C
894104657	XXX	XXX	XXX	$XXX	TN	8/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B	B	B	B	B
894104658	XXX	XXX	XXX	$XXX	TN	10/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.							-	B	B	B	B	B
894104659	XXX	XXX	XXX	$XXX	TX	1/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104660	XXX	XXX	XXX	$XXX	TX	11/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104661	XXX	XXX	XXX	$XXX	TN	1/XX/2002	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104662	XXX	XXX	XXX	$XXX	MO	7/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104663	XXX	XXX	XXX	$XXX	WA	4/XX/2006	Investment	Purchase		1							1								-	A	A	A	A	A
894104664	XXX	XXX	XXX	$XXX	MA	8/XX/2008	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104665	XXX	XXX	XXX	$XXX	NY	4/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 2.24%. The lowest Index available within the Look-back period is 2.41%.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104666	XXX	XXX	XXX	$XXX	GA	4/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104667	XXX	XXX	XXX	$XXX	CA	3/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104668	XXX	XXX	XXX	$XXX	TX	9/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104669	XXX	XXX	XXX	$XXX	IL	3/XX/2008	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Loan with an interest rate less than 8% contains an impermissible prepayment penalty of greater than 6 months interest calculated on 80% of the original balance.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for (IL) is 0% on loans with an annual interest rate greater than 8% - note states 3%, 2% and 1% declining. Lender is XXX	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104670	XXX	XXX	XXX	$XXX	TX	5/XX/2004	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104671	XXX	XXX	XXX	$XXX	TX	10/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104672	XXX	XXX	XXX	$XXX	TX	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104673	XXX	XXX	XXX	$XXX	TX	1/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104674	XXX	XXX	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104675	XXX	XXX	XXX	$XXX	MA	8/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104676	XXX	XXX	XXX	$XXX	TX	11/XX/2004	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104677	XXX	XXX	XXX	$XXX	TX	1/XX/2007	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104678	XXX	XXX	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104679	XXX	XXX	XXX	$XXX	DE	1/XX/2001	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided.					2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2001, prior to three (3) business days from transaction date of 01/XX/2001.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104680	XXX	XXX	XXX	$XXX	TX	3/XX/1996	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1996 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1996.							-	B	B	B	B	B
894104681	XXX	XXX	XXX	$XXX	IN	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104682	XXX	XXX	XXX	$XXX	CO	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104683	XXX	XXX	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.31364% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .31364%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.							-	B	B	B	B	B
894104684	XXX	XXX	XXX	$XXX	IN	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104685	XXX	XXX	XXX	$XXX	TX	8/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.28549% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.28549%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104686	XXX	XXX	XXX	$XXX	MA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Massachusetts Late Charge Percent Testing: 5% late charge exceeds 3% maximum per state (MA) State Compliance - Massachusetts Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (MA) - max prepayment charge for MA loan is 3 months interest- note states 3%, 2%, 1%. Lender is XXX		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104687	XXX	XXX	XXX	$XXX	WI	9/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104688	XXX	XXX	XXX	$XXX	IL	3/XX/2004	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894104689	XXX	XXX	XXX	$XXX	AL	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894104690	XXX	XXX	XXX	$XXX	CA	11/XX/2007	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	In	TR Tested	D	D	D	D	D
894104691	XXX	XXX	XXX	$XXX	IL	10/XX/2009	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104692	XXX	XXX	XXX	$XXX	AR	2/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
																		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104693	XXX	XXX	XXX	$XXX	TX	6/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to denote the source of the under disclosure as file did not contain the Itemization of Amount Financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104694	XXX	XXX	XXX	$XXX	TN	11/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104695	XXX	XXX	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894104696	XXX	XXX	XXX	$XXX	PA	10/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894104697	XXX	XXX	XXX	$XXX	NC	11/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.							-	B	B	B	B	B
894104698	XXX	XXX	XXX	$XXX	GA	3/XX/2003	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894104699	XXX	XXX	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894104700	XXX	XXX	XXX	$XXX	CO	4/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.							-	B	B	B	B	B
894104701	XXX	XXX	XXX	$XXX	PA	5/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to a variance in the calculated paystream and the lender's final TIL paystream. TIL itemization did not disclose a closing protection letter fee of $XXX and a courier fee of $XXX and did disclose a settlement fee of $XXX as prepaid finance charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104702	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104703	XXX	XXX	XXX	$XXX	TN	5/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104704	XXX	XXX	XXX	$XXX	TX	10/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104705	XXX	XXX	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B	B	B	B	B
894104706	XXX	XXX	XXX	$XXX	IL	11/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.							-	B	B	B	B	B
894104707	XXX	XXX	XXX	$XXX	NC	2/XX/1998	Investment	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Disparity in Occupancy - High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1998.	Federal Compliance - Disparity in Occupancy - High Cost: Page one of the 1003 states the loan is for a primary residence, however, page 3 of the 1003, as well as the HUD-1 show property to be a NOO property. Loan was underwritten as an Investment property.					Out	Other Exceptions	C	C	C	C	C
894104708	XXX	XXX	XXX	$XXX	IL	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104709	XXX	XXX	XXX	$XXX	SC	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [2] State Compliance - South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: Prepayment penalty not permissible on a loan in the amount less than $XXX.	State Compliance - South Carolina Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (SC) - max prepayment charge for SC loan less than $XXX is 0% - note states 3%. Lender is XXX						-	B	B	B	B	B
894104710	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104711	XXX	XXX	XXX	$XXX	IL	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104712	XXX	XXX	XXX	$XXX	TX	5/XX/2004	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104713	XXX	XXX	XXX	$XXX	SC	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894104714	XXX	XXX	XXX	$XXX	NV	4/XX/2008	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.	State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104715	XXX	XXX	XXX	$XXX	NY	7/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104716	XXX	XXX	XXX	$XXX	NC	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - North Carolina First Lien Late Charge Percent Testing: 5% late charge exceeds 4% maximum per state (NC).						-	B	B	B	B	B
894104717	XXX	XXX	XXX	$XXX	AR	10/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104718	XXX	XXX	XXX	$XXX	WI	4/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.							-	B	B	B	B	B
894104719	XXX	XXX	XXX	$XXX	TN	5/XX/2005	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104720	XXX	XXX	XXX	$XXX	MO	8/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104721	XXX	XXX	XXX	$XXX	MD	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 36 months.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Maryland Prepayment Penalty Test: PPP is expired. 60 month prepayment is greater than 36 month maximum per state (MD).		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104722	XXX	XXX	XXX	$XXX	NC	10/XX/2005	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104723	XXX	XXX	XXX	$XXX	VA	9/XX/2006	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104724	XXX	XXX	XXX	$XXX	OH	5/XX/2001	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.62168% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.62168%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
																		[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.	State Compliance - Ohio Prepayment Penalty: PPP is expired. 6 months interest on amount prepaid greater than 20% of Original Balance exceeds 1% maximum per state (OH).		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104725	XXX	XXX	XXX	$XXX	FL	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104726	XXX	XXX	XXX	$XXX	SC	2/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1999.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/1999, prior to three (3) business days from transaction date of 02/XX/1999.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104727	XXX	XXX	XXX	$XXX	AR	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104728	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104729	XXX	XXX	XXX	$XXX	NC	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104730	XXX	XXX	XXX	$XXX	TN	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104731	XXX	XXX	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable (UAL State)	D	D	D	D	D
894104732	XXX	XXX	XXX	$XXX	GA	12/XX/2006	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Security Instrument Error: MERS Min Number was not provided	Only copy of Security Deed in file has the Mers number redacted, verified to the Deed that loan was originated with MERS.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104733	XXX	XXX	XXX	$XXX	TX	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104734	XXX	XXX	XXX	$XXX	NM	3/XX/1999	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1999.							-	B	B	B	B	B
894104735	XXX	XXX	XXX	$XXX	PA	5/XX/2000	Primary	Purchase		2							2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 9.28845% is in excess of the allowable maximum of 8.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.28845%). [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104736	XXX	XXX	XXX	$XXX	AL	12/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104737	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104738	XXX	XXX	XXX	$XXX	MA	12/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.	State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10 day grace period is less than the 15 day grace period per state (MA).	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104739	XXX	XXX	XXX	$XXX	CA	8/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's payment stream reflects the expiration of MI after 60 months. Based on the LTV and loan terms, the MI would be in force for 83 months.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104740	XXX	XXX	XXX	$XXX	MD	12/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104741	XXX	XXX	XXX	$XXX	NC	3/XX/2007	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104742	XXX	XXX	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - California Primary Residence Late Charge Percent Testing: Note does not disclose P&I or first payment date so unable to verify late charge.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104743	XXX	XXX	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104744	XXX	XXX	XXX	$XXX	NM	12/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104745	XXX	XXX	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.							-	B	B	B	B	B
894104746	XXX	XXX	XXX	$XXX	WV	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.							-	B	B	B	B	B
894104747	XXX	XXX	XXX	$XXX	TN	9/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.							-	B	B	B	B	B
894104748	XXX	XXX	XXX	$XXX	SC	5/XX/2009	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 05/XX/2009.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104749	XXX	XXX	XXX	$XXX	GA	8/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not disclose a recording service fee of $XXX release tracking fee of $XXX and indicated the flood cert fee in the amount of $XXX while the HUD indicated $XXX as prepaid finance charges.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104750	XXX	XXX	XXX	$XXX	IL	10/XX/2008	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104751	XXX	XXX	XXX	$XXX	FL	4/XX/2000	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Government Documentation - Missing Document: USDA Conditional Commitment not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1999.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104752	XXX	XXX	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.							-	B	B	B	B	B
894104753	XXX	XXX	XXX	$XXX	SC	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104754	XXX	XXX	XXX	$XXX	PA	8/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104755	XXX	XXX	XXX	$XXX	KY	12/XX/2005	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.							-	B	B	B	B	B
894104756	XXX	XXX	XXX	$XXX	MI	12/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894104757	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.08846% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .08846%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.							-	B	B	B	B	B
894104758	XXX	XXX	XXX	$XXX	CT	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.	State Compliance - Connecticut Prepayment Penalty Test: PPP Expired. PPP of 3% in year 1, 2% in year 2, and 1% in year 3 exceeds (CT) limit of no prepayment penalty allowed on alternative mortgage loans made by Connecticut banks and credit unions. Lender is XXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104759	XXX	XXX	XXX	$XXX	TX	9/XX/2000	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2000.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104760	XXX	XXX	XXX	$XXX	PA	9/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.65527% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .65527%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements							-	B	B	B	B	B
894104761	XXX	XXX	XXX	$XXX	AL	11/XX/2005	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Alabama Prepayment Penalty: Prepayment penalties are not permissible in AL. Lender is XXX	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104762	XXX	XXX	XXX	$XXX	AR	2/XX/2008	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104763	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104764	XXX	XXX	XXX	$XXX	UT	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104765	XXX	XXX	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Missouri Prepayment Penalty: Prepayment penalty expired. Prepayment penalty of 6 months interest on unpaid balance for prepayment in full within 3 years exceeds state of MO limit of 2% of prepaid balance. Lender is XXX.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104766	XXX	XXX	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.							-	B	B	B	B	B
894104767	XXX	XXX	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104768	XXX	XXX	XXX	$XXX	KY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104769	XXX	XXX	XXX	$XXX	MD	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.							-	B	B	B	B	B
894104770	XXX	XXX	XXX	$XXX	NY	5/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104771	XXX	XXX	XXX	$XXX	AL	12/XX/2003	Primary	Purchase		1							1								-	A	A	A	A	A
894104772	XXX	XXX	XXX	$XXX	NH	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104773	XXX	XXX	XXX	$XXX	TX	12/XX/2002	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104774	XXX	XXX	XXX	$XXX	IA	2/XX/2009	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty:  Prepayment penalty not permissible by state law.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.	State Compliance - Iowa Prepayment Penalty: PPP expired. Prepay charge not allowed per state (IA) - Max prepay charge is limited to no amount which is greater than the amount determined by applying the interest rate on the note for the period of time for which the borrower had use of the money. Note states 3 year penalty at 3%, 2%, 1%. Lender is XXX		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104775	XXX	XXX	XXX	$XXX	LA	6/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104776	XXX	XXX	XXX	$XXX	MO	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104777	XXX	XXX	XXX	$XXX	PA	8/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.							-	B	B	B	B	B
894104778	XXX	XXX	XXX	$XXX	VA	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.56863% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or .56863%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Virginia Prepayment Penalty: PPP expired. Prepay charge not allowed per state (VA) - max prepayment charge for VA is 2% - Notes states 3 years at 3%, 2%, 1% . Lender is XXX	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104779	XXX	XXX	XXX	$XXX	OH	6/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.19749% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.19749%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.	State Compliance - Ohio Standard Prepayment Penalty SMLA: PPP Expired. PPP of 1% exceeds (OH) limit of None. XXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104780	XXX	XXX	XXX	$XXX	TN	9/XX/2006	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: HUD-1 provided for review was illegible. Unable to accurately capture fees for Compliance testing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		UTD	Out	Indeterminable	D	D	D	D	D
894104781	XXX	XXX	XXX	$XXX	CT	6/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	State Compliance - Connecticut Prepayment Penalty Test: PPP is expired. 5% prepay prohibited per state (CT).		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104782	XXX	XXX	XXX	$XXX	GA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104783	XXX	XXX	XXX	$XXX	TX	10/XX/2007	UTD	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104784	XXX	XXX	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104785	XXX	XXX	XXX	$XXX	MT	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104786	XXX	XXX	XXX	$XXX	SC	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894104787	XXX	XXX	XXX	$XXX	MS	3/XX/1999	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1998.							-	B	B	B	B	B
894104788	XXX	XXX	XXX	$XXX	IN	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.							-	B	B	B	B	B
894104789	XXX	XXX	XXX	$XXX	OK	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.							-	B	B	B	B	B
894104790	XXX	XXX	XXX	$XXX	NC	4/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/1998, prior to three (3) business days from transaction date of 04/XX/1998. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - North Carolina First Lien Late Charge Percent Testing: 5% late charge exceeds 4% maximum per state (NC).		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104791	XXX	XXX	XXX	$XXX	MD	1/XX/2008	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894104792	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	State Compliance - California Prepayment Penalty: PPP is expired. Stated penalty of 6 months interest on the amount prepaid in excess of 20% of the Original Loan Amount is within maximum of 6 months interest on the amount prepaid in excess of 20% of the original amount per state (CA).		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104793	XXX	XXX	XXX	$XXX	WA	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104794	XXX	XXX	XXX	$XXX	NC	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104795	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104796	XXX	XXX	XXX	$XXX	TX	6/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104797	XXX	XXX	XXX	$XXX	NM	12/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		REVIEWER - GENERAL COMMENT (2019-07-12): Only received first page of HUD, missing page 2 with itemization of fees paid. No changes made.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable (UAL State)	D	D	D	D	D
894104798	XXX	XXX	XXX	$XXX	TX	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104799	XXX	XXX	XXX	$XXX	ME	10/XX/2009	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (State HPML Provision) Maine Higher-Priced Mortgage Loan (Ability to Repay not Verified): Maine Higher-Priced Mortgage Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[3] State Compliance - Maine Higher-Priced Threshold Test Non-Compliant: Maine Higher-Priced Mortgage Loan: APR on subject loan of 7.53434% or Final Disclosure APR of 7.55000% is in excess of allowable threshold of US Treasury 4.4100% + 3%, or 7.41000%, or the loan exceeds a specified threshold, contains negative amortization, or has an interest-only feature.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	State Compliance - (State HPML Provision) Maine Higher-Priced Mortgage Loan (Ability to Repay not Verified): LD 1439 does not appear to impose assignee liability or create validity of loan issues for violations of the higher-priced mortgage loan provisions.

State Compliance - Maine Higher-Priced Threshold Test Non-Compliant: LD 1439 does not appear to impose assignee liability or create validity of loan issues for violations of the higher-priced mortgage loan provisions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			Out	State - NC	C	C	C	C	C
894104800	XXX	XXX	XXX	$XXX	NC	11/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104801	XXX	XXX	XXX	$XXX	TX	11/XX/2003	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104802	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization reflects an unidentified $XXX credit to prepaid finance charges.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104803	XXX	XXX	XXX	$XXX	CT	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is due to the lender not including the attorneys fees ($XXX) in the finance charge calculations.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104804	XXX	XXX	XXX	$XXX	GA	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.							-	B	B	B	B	B
894104805	XXX	XXX	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104806	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104807	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104808	XXX	XXX	XXX	$XXX	MA	8/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104809	XXX	XXX	XXX	$XXX	MD	12/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104810	XXX	XXX	XXX	$XXX	NY	10/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104811	XXX	XXX	XXX	$XXX	MD	6/XX/1997	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1997. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104812	XXX	XXX	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104813	XXX	XXX	XXX	$XXX	NM	7/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104814	XXX	XXX	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.							-	B	B	B	B	B
894104815	XXX	XXX	XXX	$XXX	CT	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104816	XXX	XXX	XXX	$XXX	MA	4/XX/2008	Primary	Construction-Permanent		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104817	XXX	XXX	XXX	$XXX	TX	5/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104818	XXX	XXX	XXX	$XXX	VA	4/XX/2007	Primary	Purchase	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104819	XXX	XXX	XXX	$XXX	ND	7/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104820	XXX	XXX	XXX	$XXX	TX	7/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104821	XXX	XXX	XXX	$XXX	MA	5/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104822	XXX	XXX	XXX	$XXX	VA	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104823	XXX	XXX	XXX	$XXX	TX	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104824	XXX	XXX	XXX	$XXX	GA	11/XX/1998	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104825	XXX	XXX	XXX	$XXX	MO	8/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104826	XXX	XXX	XXX	$XXX	MO	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104827	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104828	XXX	XXX	XXX	$XXX	CA	5/XX/2004	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104829	XXX	XXX	XXX	$XXX	TX	10/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104830	XXX	XXX	XXX	$XXX	NY	6/XX/2009	Investment	Purchase		1							1								-	A	A	A	A	A
894104831	XXX	XXX	XXX	$XXX	IL	2/XX/2007	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894104832	XXX	XXX	XXX	$XXX	UT	1/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104833	XXX	XXX	XXX	$XXX	TX	8/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104834	XXX	XXX	XXX	$XXX	GA	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104835	XXX	XXX	XXX	$XXX	NJ	5/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1997.							-	B	B	B	B	B
894104836	XXX	XXX	XXX	$XXX	PA	10/XX/2003	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104837	XXX	XXX	XXX	$XXX	MA	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104838	XXX	XXX	XXX	$XXX	NV	3/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104839	XXX	XXX	XXX	$XXX	TX	9/XX/2006	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104840	XXX	XXX	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided	Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided: Notary date was incorrect by 1 year						-	B	B	B	B	B
894104841	XXX	XXX	XXX	$XXX	NJ	2/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less than 15 day minimum per state NJ
																			State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state NJ- max prepayment charge for NJ loan is 0% - Note states $XXX. Lender is XXX		State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.			In	Late Charge	C	C	C	C	C
894104842	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104843	XXX	XXX	XXX	$XXX	ID	6/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.55977% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .55977%).
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
																		[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty: Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.				-	B	B	B	B	B
894104844	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104845	XXX	XXX	XXX	$XXX	TN	3/XX/2005	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104846	XXX	XXX	XXX	$XXX	MA	3/XX/2008	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency (UAL State)	D	D	D	D	D
894104847	XXX	XXX	XXX	$XXX	NC	8/XX/2003	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104848	XXX	XXX	XXX	$XXX	CA	8/XX/2003	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104849	XXX	XXX	XXX	$XXX	MO	7/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104850	XXX	XXX	XXX	$XXX	AZ	12/XX/2003	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104851	XXX	XXX	XXX	$XXX	AZ	4/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104852	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104853	XXX	XXX	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104854	XXX	XXX	XXX	$XXX	PA	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104855	XXX	XXX	XXX	$XXX	ID	7/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104856	XXX	XXX	XXX	$XXX	OH	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
																		[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.	State Compliance - Ohio Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH ARM loan is 1% - note states 5%, 5%. Lender is XXX		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104857	XXX	XXX	XXX	$XXX	PA	8/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104858	XXX	XXX	XXX	$XXX	FL	1/XX/2001	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2001 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Out	Indeterminable	D	D	D	D	D
894104859	XXX	XXX	XXX	$XXX	OR	7/XX/2005	Second Home	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104860	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104861	XXX	XXX	XXX	$XXX	NM	4/XX/2005	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable (UAL State)	D	D	D	D	D
894104862	XXX	XXX	XXX	$XXX	TX	3/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Final TIL Itemization.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104863	XXX	XXX	XXX	$XXX	GA	3/XX/2008	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104864	XXX	XXX	XXX	$XXX	TX	11/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104865	XXX	XXX	XXX	$XXX	SC	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104866	XXX	XXX	XXX	$XXX	NM	7/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104867	XXX	XXX	XXX	$XXX	TN	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104868	XXX	XXX	XXX	$XXX	MO	5/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104869	XXX	XXX	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104870	XXX	XXX	XXX	$XXX	MA	5/XX/2005	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of finance did not disclose a closing attorney fee for the amount of $XXX to the prepaid finance cost.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104871	XXX	XXX	XXX	$XXX	OK	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.99630% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.99630%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.							-	B	B	B	B	B
894104872	XXX	XXX	XXX	$XXX	CA	11/XX/2014	Investment	Refinance Streamlined	N/A	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX			[3] Appraisal Reconciliation - Missing secondary valuation product required for securitization.			1								-	A	A	A	A	A
894104873	XXX	XXX	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104874	XXX	XXX	XXX	$XXX	VA	9/XX/1999	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1999.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104875	XXX	XXX	XXX	$XXX	WA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894104876	XXX	XXX	XXX	$XXX	MI	2/XX/2006	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104877	XXX	XXX	XXX	$XXX	CO	2/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104878	XXX	XXX	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Home Improvement		2							2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104879	XXX	XXX	XXX	$XXX	KS	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.							-	B	B	B	B	B
894104880	XXX	XXX	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104881	XXX	XXX	XXX	$XXX	IL	8/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104882	XXX	XXX	XXX	$XXX	NY	9/XX/2002	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.							-	B	B	B	B	B
894104883	XXX	XXX	XXX	$XXX	MO	5/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Settlement Fee in the amount of $XXX and a Wire Fee in the amount of $XXX as prepaid finance charges.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104884	XXX	XXX	XXX	$XXX	TX	9/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104885	XXX	XXX	XXX	$XXX	IL	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be pay stream related.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104886	XXX	XXX	XXX	$XXX	MS	9/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.							-	B	B	B	B	B
894104887	XXX	XXX	XXX	$XXX	MD	8/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104888	XXX	XXX	XXX	$XXX	MI	2/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894104889	XXX	XXX	XXX	$XXX	PA	12/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.							-	B	B	B	B	B
894104890	XXX	XXX	XXX	$XXX	PA	9/XX/2004	Second Home	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - Disparity in Occupancy: Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.						-	B	B	B	B	B
894104891	XXX	XXX	XXX	$XXX	FL	8/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104892	XXX	XXX	XXX	$XXX	MO	12/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104893	XXX	XXX	XXX	$XXX	MO	8/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104894	XXX	XXX	XXX	$XXX	NY	2/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104895	XXX	XXX	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104896	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104897	XXX	XXX	XXX	$XXX	FL	10/XX/2004	UTD	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104898	XXX	XXX	XXX	$XXX	TX	8/XX/1994	Primary	Purchase	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104899	XXX	XXX	XXX	$XXX	CA	1/XX/2005	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	In	TNR Testing Not Required	D	D	D	D	D
894104900	XXX	XXX	XXX	$XXX	OH	1/XX/2003	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2002 [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] General - Missing Document: Stated not provided						2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104901	XXX	XXX	XXX	$XXX	OH	5/XX/1996	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1996. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	In	TNR Testing Not Required	D	D	D	D	D
894104902	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104903	XXX	XXX	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104904	XXX	XXX	XXX	$XXX	IL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104905	XXX	XXX	XXX	$XXX	TN	7/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104906	XXX	XXX	XXX	$XXX	CA	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104907	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894104908	XXX	XXX	XXX	$XXX	NV	3/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104909	XXX	XXX	XXX	$XXX	MD	4/XX/2006	Investment	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	In	TNR Testing Not Required	D	D	D	D	D
894104910	XXX	XXX	XXX	$XXX	WA	5/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104911	XXX	XXX	XXX	$XXX	FL	12/XX/2004	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894104912	XXX	XXX	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $XXX as a prepaid finance charge. Also, TIL itemization disclosed a settlement closing fee of $XXX and interim interest in the amount of $XXX, however the HUD reflects a settlement closing fee of $XXX and interim interest in the amount of $XXX.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104913	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104914	XXX	XXX	XXX	$XXX	NJ	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894104915	XXX	XXX	XXX	$XXX	KY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104916	XXX	XXX	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104917	XXX	XXX	XXX	$XXX	NJ	6/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	Appraisal missing	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104918	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR Indeterminable	D	D	D	D	D
894104919	XXX	XXX	XXX	$XXX	SC	11/XX/2005	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104920	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Second Home	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.							-	B	B	B	B	B
894104921	XXX	XXX	XXX	$XXX	VA	10/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104922	XXX	XXX	XXX	$XXX	AZ	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	In	TNR Testing Not Required	D	D	D	D	D
894104923	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.							-	B	B	B	B	B
894104924	XXX	XXX	XXX	$XXX	FL	7/XX/2008	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104925	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104926	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B	B	B	B	B
894104927	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104928	XXX	XXX	XXX	$XXX	OR	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104929	XXX	XXX	XXX	$XXX	WI	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the lender used an index lower than 3.81%, which is the lowest rate in the look back period. Unable to identify which is correct index due to missing source document.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104930	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104931	XXX	XXX	XXX	$XXX	CT	10/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104932	XXX	XXX	XXX	$XXX	IL	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104933	XXX	XXX	XXX	$XXX	IL	9/XX/2009	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104934	XXX	XXX	XXX	$XXX	IL	4/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the $XXX settlement fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104935	XXX	XXX	XXX	$XXX	KS	10/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104936	XXX	XXX	XXX	$XXX	GA	2/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104937	XXX	XXX	XXX	$XXX	OH	1/XX/2008	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104938	XXX	XXX	XXX	$XXX	MD	10/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104939	XXX	XXX	XXX	$XXX	CA	7/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104940	XXX	XXX	XXX	$XXX	OH	10/XX/2005	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104941	XXX	XXX	XXX	$XXX	HI	8/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104942	XXX	XXX	XXX	$XXX	CA	4/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104943	XXX	XXX	XXX	$XXX	MD	10/XX/2005	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104944	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Date received by borrower not present on final TIL.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104945	XXX	XXX	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.							-	B	B	B	B	B
894104946	XXX	XXX	XXX	$XXX	GA	5/XX/2003	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894104947	XXX	XXX	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104948	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104949	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104950	XXX	XXX	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104951	XXX	XXX	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Cash-out - Home Improvement		1							1								-	A	A	A	A	A
894104952	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894104953	XXX	XXX	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104954	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104955	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104956	XXX	XXX	XXX	$XXX	AL	10/XX/2007	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104957	XXX	XXX	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894104958	XXX	XXX	XXX	$XXX	FL	3/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894104959	XXX	XXX	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894104960	XXX	XXX	XXX	$XXX	WI	2/XX/1999	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104961	XXX	XXX	XXX	$XXX	WI	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104962	XXX	XXX	XXX	$XXX	WI	3/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104963	XXX	XXX	XXX	$XXX	WI	1/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104964	XXX	XXX	XXX	$XXX	IL	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104965	XXX	XXX	XXX	$XXX	WI	6/XX/1999	Primary	Purchase		1							1								-	A	A	A	A	A
894104966	XXX	XXX	XXX	$XXX	WI	6/XX/1999	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104967	XXX	XXX	XXX	$XXX	WI	1/XX/2001	Primary	Purchase		1							1								-	A	A	A	A	A
894104968	XXX	XXX	XXX	$XXX	WI	10/XX/1999	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104969	XXX	XXX	XXX	$XXX	WI	4/XX/2003	Investment	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104970	XXX	XXX	XXX	$XXX	WI	11/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104971	XXX	XXX	XXX	$XXX	IL	5/XX/2000	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104972	XXX	XXX	XXX	$XXX	WI	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.						2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104973	XXX	XXX	XXX	$XXX	WI	5/XX/2000	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104974	XXX	XXX	XXX	$XXX	WI	11/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104975	XXX	XXX	XXX	$XXX	IL	11/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104976	XXX	XXX	XXX	$XXX	WI	5/XX/2004	Second Home	Refinance Rate/Term		1							1								-	A	A	A	A	A
894104977	XXX	XXX	XXX	$XXX	WI	12/XX/2005	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894104978	XXX	XXX	XXX	$XXX	WI	10/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894104979	XXX	XXX	XXX	$XXX	WI	3/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104980	XXX	XXX	XXX	$XXX	WI	8/XX/2003	Primary	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104981	XXX	XXX	XXX	$XXX	IL	10/XX/2005	Primary	Refinance Cash-out - Home Improvement	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104982	XXX	XXX	XXX	$XXX	WI	9/XX/2001	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2001 used as disbursement date for compliance testing.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894104983	XXX	XXX	XXX	$XXX	WI	3/XX/2003	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104984	XXX	XXX	XXX	$XXX	WI	2/XX/2010	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclosed courier fee $XXX as prepaid charges, however, final HUD reflects fees as such.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104985	XXX	XXX	XXX	$XXX	WI	3/XX/2010	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894104986	XXX	XXX	XXX	$XXX	WI	7/XX/2009	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, it appears lender used an index lower than available within lookback. Lowest index within lookback is .46%.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104987	XXX	XXX	XXX	$XXX	WI	1/XX/2011	Primary	Refinance Rate/Term	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2011 Interest Rate Available Through Date is blank for GFE dated 01/XX/2011.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not include the following fee(s) as prepaid finance charges: Loan Origination Fee $XXX, Subordination Recording Fee $XXX. The TIL itemization also includes fee(s) as prepaid finance charges which were not listed on the HUD-1 or are not classified as finance charges: Loan Discount of -$XXX, Escrow Waiver Fee of $XXX, Processing Fee of $XXX.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104988	XXX	XXX	XXX	$XXX	IL	12/XX/2011	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.				-	B	B	B	B	B
894104989	XXX	XXX	XXX	$XXX	IL	1/XX/2013	Primary	Purchase		2							2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.				-	B	B	B	B	B
894104990	XXX	XXX	XXX	$XXX	MN	10/XX/2012	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed processing fees in the amount of $XXX however, final HUD reflects none	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104991	XXX	XXX	XXX	$XXX	MN	11/XX/2013	Primary	Purchase		2							2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894104992	XXX	XXX	XXX	$XXX	IL	2/XX/2008	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894104993	XXX	XXX	XXX	$XXX	WI	7/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894104994	XXX	XXX	XXX	$XXX	WI	2/XX/2009	Primary	Purchase		1							1								-	A	A	A	A	A
894104995	XXX	XXX	XXX	$XXX	WI	12/XX/2004	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104996	XXX	XXX	XXX	$XXX	WI	5/XX/2007	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Valuation:	The loan file is missing Title documentation. Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894104997	XXX	XXX	XXX	$XXX	WI	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894104998	XXX	XXX	XXX	$XXX	WI	9/XX/2008	Investment	Refinance Cash-out - Home Improvement		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894104999	XXX	XXX	XXX	$XXX	IL	9/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.				-	B	B	B	B	B
894105000	XXX	XXX	XXX	$XXX	WI	9/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506 or 4506-T (2012), 4506 or 4506-T (2013)
4506 or 4506-T (2012), 4506 or 4506-T (2013)
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Government Documentation - USDA - Conditional Commitment (Signed) RD 3555-18/ RD 3555-18E is not compliant.  To be compliant the form must be fully completed and signed by the lender.: Disclosure: USDA - Conditional Commitment (Signed) RD 3555-18 or RD 3555-18E (Government Documents)
											[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	The 4506-T's provided in the file do not indicate the Year or Period Requested. The USDA - Conditional Commitment RD 3555-18 or RD 3555-18E was not signed by the lender. The Hazard Insurance Policy was not provided.					2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105001	XXX	XXX	XXX	$XXX	WI	11/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Other: Liquid Assets / Account Number: XXX	Please provide sufficient documentation for Asset Verification for the $XXX XXX Liquid Asset Account that are currently missing from the file. In addition please provide most recent 2 Months of Bank Statements for the following Bank Accounts that are currently missing from the file. 1) XXX-Savings 2) XXX-Checking.	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,950.31 on Final Closing Disclosure provided on 11/XX/2017 not accurate. (Final/11/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/949516)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual toatal payment for the loan. (ProjSeq:1/949516)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7319)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Please provide a copy of the RESPA Initial Escrow Account Disclosure along with proof of delivery to all borrower(s) that is currently missing from the file.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: The Amount of Estimated Property Costs over Year 1 Value in the Loan Disclosures Section of the Final Closing Disclosures (CD) [0138] are inputted correctly as shown on provided documents.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: Unable to determine due top the RESPA Initial Escrow Account Disclosure document missing
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: Unable to determine due top the RESPA Initial Escrow Account Disclosure document missing
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: The Total Closing Costs exceeded the legal limit value in the Calculating Cash to Close Section of the Final Closing Disclosures (CD) [0138] is incorrect. Please Provide Post Closing CD with correction to account for Total Closing Costs exceeded the legal limit amount of $XXX. // Current Cure Provided: $XXX // Remaining  Cure Amount: $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid Change of Circumstance (COC) Document but The Transfer Tax Fee amount increase of $XXX which exceeds Zero Percent Fee Tolerance Limit is a Seller Paid Fee Disclosed on the Seller Closing Disclosure (CD) [0161].
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid Change of Circumstance (COC) Document to account for The Appraisal Fee Amount increase of $XXX which exceeds Zero Percent Fee Tolerance Limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid Change of Circumstance (COC) Document to show a break down of the Total Lender Credit Amount of -$XXX on Final Closing Disclosure (CD) [0138] to account for the Document Preparation Fee Amount increase of $XXX which exceeds Zero Percent Fee Tolerance Limit.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105002	XXX	XXX	XXX	$XXX	VA	11/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.40523% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.40523%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105003	XXX	XXX	XXX	$XXX	AL	6/XX/2006	Primary	Purchase	2	2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Alabama Prepayment Penalty: PPP expired. PPP of 5% for 3 years exceeds AL limit of no PPP for loans over $XXX. XXX		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105004	XXX	XXX	XXX	$XXX	LA	3/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty (Residential Mortgage Lending Act):  Loan contains impermissible prepayment penalty greater than 5% in year 1, 4% in year 2, 3% in year 3, 2% in year 4, or 1% in year 5; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105005	XXX	XXX	XXX	$XXX	TX	4/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105006	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105007	XXX	XXX	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105008	XXX	XXX	XXX	$XXX	MO	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.00000% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00000%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105009	XXX	XXX	XXX	$XXX	NC	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105010	XXX	XXX	XXX	$XXX	PA	9/XX/2001	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	Title was not provided. Final 1003 was not provided.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.: Unable to determine occupancy due to missing documentation.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105011	XXX	XXX	XXX	$XXX	FL	8/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105012	XXX	XXX	XXX	$XXX	OH	8/XX/2009	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894105013	XXX	XXX	XXX	$XXX	TX	11/XX/2006	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894105014	XXX	XXX	XXX	$XXX	TX	10/XX/2008	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing the TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105015	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105016	XXX	XXX	XXX	$XXX	NV	3/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization indicate the Index used was 5.011%. The lowest Index available within the look-back period is 5.0267%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105017	XXX	XXX	XXX	$XXX	CT	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	MI cert was not provided.					2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894105018	XXX	XXX	XXX	$XXX	MD	9/XX/2011	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105019	XXX	XXX	XXX	$XXX	TN	5/XX/2010	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105020	XXX	XXX	XXX	$XXX	MD	9/XX/2009	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105021	XXX	XXX	XXX	$XXX	MD	6/XX/2009	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105022	XXX	XXX	XXX	$XXX	FL	8/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105023	XXX	XXX	XXX	$XXX	MD	9/XX/2009	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105024	XXX	XXX	XXX	$XXX	MS	12/XX/1999	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The lender's TIL reflects reduced payments for the first 24 months, but the note reflects a fixed interest rate and a note rider modifying the payments for this period was not located.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105025	XXX	XXX	XXX	$XXX	NJ	3/XX/2009	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed..		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105026	XXX	XXX	XXX	$XXX	NJ	4/XX/2009	Primary	Refinance Streamlined	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Valuation:	Appraisal Not Provided.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105027	XXX	XXX	XXX	$XXX	AZ	9/XX/2007	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894105028	XXX	XXX	XXX	$XXX	ME	8/XX/2008	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (State HPML) Maine Subprime Mortgage Loan (Disclosed APR Exceeds Subprime Threshold): Maine Subprime Loan: APR on subject loan of 7.53072% or Final Disclosure APR of 7.58900% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000%, or the loan exceeds a specified threshold, contains negative amortization, or has an interest-only feature.  Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing the TIL itemization of amount financed.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. State Compliance - (State HPML) Maine Subprime Mortgage Loan (Disclosed APR Exceeds Subprime Threshold): LD 1439 does not appear to impose assignee liability or create validity of loan issues for violations of the higher-priced mortgage loan provisions. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105029	XXX	XXX	XXX	$XXX	MD	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105030	XXX	XXX	XXX	$XXX	MA	12/XX/2008	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105031	XXX	XXX	XXX	$XXX	MD	3/XX/2010	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: itemization did not disclose the flood cert fee of $XXX origination fee of $XXX and settlement fee of $XXX as prepaid finance charges.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105032	XXX	XXX	XXX	$XXX	NJ	4/XX/2008	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A	A	A	A	A
894105033	XXX	XXX	XXX	$XXX	TX	9/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105034	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105035	XXX	XXX	XXX	$XXX	OH	10/XX/2009	Primary	Purchase	2	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.29054% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2009). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2009) (an overage of $XXX or .29054%).
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105036	XXX	XXX	XXX	$XXX	OH	11/XX/2008	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).	State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894105037	XXX	XXX	XXX	$XXX	NJ	11/XX/2009	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105038	XXX	XXX	XXX	$XXX	OH	8/XX/2002	Primary	Purchase		2	[3] Application / Processing - Missing Document: Note Addendum - Other not provided	HUD-1 reflects a buydown fee paid by the lender and the final TIL shows a reduced payment for the first 24 months, but the temporary buydown addendum to the note was not located in the file. Loan has been tested based on original note terms.					2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final itemization of amount financed. Final TIL payment stream reflects discounted P&I for first 2 years but the note reflects a fixed rate and the temporary buydown addendum was not located.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105039	XXX	XXX	XXX	$XXX	AL	8/XX/2007	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided						2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105040	XXX	XXX	XXX	$XXX	TX	5/XX/2003	Primary	Refinance Rate/Term	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105041	XXX	XXX	XXX	$XXX	TX	6/XX/2005	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 140 months; however, the audited TIL indicates MI should drop off after 120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105042	XXX	XXX	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105043	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105044	XXX	XXX	XXX	$XXX	HI	5/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105045	XXX	XXX	XXX	$XXX	PA	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105046	XXX	XXX	XXX	$XXX	TX	1/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105047	XXX	XXX	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105048	XXX	XXX	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	2	2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105049	XXX	XXX	XXX	$XXX	TX	2/XX/2000	UTD	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.	3	[3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105050	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105051	XXX	XXX	XXX	$XXX	PA	10/XX/2009	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105052	XXX	XXX	XXX	$XXX	TX	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105053	XXX	XXX	XXX	$XXX	FL	12/XX/1998	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105054	XXX	XXX	XXX	$XXX	MO	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace period less than minimum per state Closing / Title - Note Error: Note grace period days less than minimum per state: 10 day grace period less than minimum per state Closing / Title - Note Error: Note grace period days less than minimum per state: Grace period days input as per the source document, the Note Rider (1RiderARM). Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105055	XXX	XXX	XXX	$XXX	CT	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105056	XXX	XXX	XXX	$XXX	IN	11/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105057	XXX	XXX	XXX	$XXX	NC	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105058	XXX	XXX	XXX	$XXX	TX	8/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105059	XXX	XXX	XXX	$XXX	GA	4/XX/2003	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105060	XXX	XXX	XXX	$XXX	RI	10/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105061	XXX	XXX	XXX	$XXX	SC	10/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105062	XXX	XXX	XXX	$XXX	OH	12/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.	State Compliance - Ohio Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (OH) - prepayment is not permitted in (OH) - max prepay is 1%. Note states amount prepaid in excess of 20% then 6 months interest. Lender is XXX		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105063	XXX	XXX	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	State Compliance - Illinois Late Charge Percent Testing: PPP Expired. Prepayment charge not allowed per state (IL) - prepayment is not permitted in (IL) - no prepay is allowed when interest is over 8%. Note states amount prepaid in excess of 20% then 6 months interest. Lender is XXX
State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (IL) - prepayment is not permitted in (IL) - no prepay is allowed when interest is over 8%. Note states amount prepaid in excess of 20% then 6 months interest. Lender is XXX
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105064	XXX	XXX	XXX	$XXX	NJ	6/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.					Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105065	XXX	XXX	XXX	$XXX	NC	5/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105066	XXX	XXX	XXX	$XXX	FL	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105067	XXX	XXX	XXX	$XXX	NC	6/XX/2007	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105068	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine fee portion of under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105069	XXX	XXX	XXX	$XXX	WV	11/XX/2004	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105070	XXX	XXX	XXX	$XXX	LA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.31933% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .31933%).
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105071	XXX	XXX	XXX	$XXX	PA	9/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.25000% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.25000%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105072	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105073	XXX	XXX	XXX	$XXX	TX	5/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105074	XXX	XXX	XXX	$XXX	IL	8/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105075	XXX	XXX	XXX	$XXX	ND	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Dakota Prepayment Penalty: North Dakota Prepayment Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender payment stream does not take into account that the interest rate may start changing after the 36th payment. The TIL shows a stable payment for the full 240 payments, but the loan is an ARM.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105076	XXX	XXX	XXX	$XXX	TX	2/XX/2005	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105077	XXX	XXX	XXX	$XXX	MD	6/XX/2006	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105078	XXX	XXX	XXX	$XXX	GA	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL appears to be final however not signed or dated by borr	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105079	XXX	XXX	XXX	$XXX	MN	12/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105080	XXX	XXX	XXX	$XXX	HI	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105081	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105082	XXX	XXX	XXX	$XXX	SC	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105083	XXX	XXX	XXX	$XXX	NY	8/XX/2005	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105084	XXX	XXX	XXX	$XXX	VA	5/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105085	XXX	XXX	XXX	$XXX	TX	7/XX/2002	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105086	XXX	XXX	XXX	$XXX	TX	10/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105087	XXX	XXX	XXX	$XXX	TX	7/XX/2002	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105088	XXX	XXX	XXX	$XXX	TX	9/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to TIL MI dropping off earlier than calculated MI.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105089	XXX	XXX	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105090	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105091	XXX	XXX	XXX	$XXX	RI	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105092	XXX	XXX	XXX	$XXX	WY	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided. Stated value taken from 1008.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing the TIL itemization of amount financed.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105093	XXX	XXX	XXX	$XXX	OK	12/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.							-	B	B	B	B	B
894105094	XXX	XXX	XXX	$XXX	ME	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.							-	B	B	B	B	B
894105095	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105096	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105097	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.							-	B	B	B	B	B
894105098	XXX	XXX	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105099	XXX	XXX	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105100	XXX	XXX	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.							-	B	B	B	B	B
894105101	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing Itemization of Amount Financed.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105102	XXX	XXX	XXX	$XXX	TX	2/XX/2008	Primary	Refinance Rate/Term		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105103	XXX	XXX	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105104	XXX	XXX	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine as an itemization of the amount financed was not found. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105105	XXX	XXX	XXX	$XXX	WI	11/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013 [3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105106	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.							-	B	B	B	B	B
894105107	XXX	XXX	XXX	$XXX	FL	9/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105108	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.							-	B	B	B	B	B
894105109	XXX	XXX	XXX	$XXX	FL	11/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.							-	B	B	B	B	B
894105110	XXX	XXX	XXX	$XXX	FL	6/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the settlement fee of $XXX as prepaid finance charges.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105111	XXX	XXX	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable (UAL State)	D	D	D	D	D
894105112	XXX	XXX	XXX	$XXX	MA	10/XX/2009	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2009. [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105113	XXX	XXX	XXX	$XXX	GA	1/XX/2008	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.							-	B	B	B	B	B
894105114	XXX	XXX	XXX	$XXX	VA	10/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2012.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105115	XXX	XXX	XXX	$XXX	GA	6/XX/2007	Primary	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105116	XXX	XXX	XXX	$XXX	SC	3/XX/2001	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General - Incomplete Document: TIL Final is incomplete [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2000.	General - Incomplete Document: TIL Final is incomplete: Payment streams are illegible. Unable to determine.						-	B	B	B	B	B
894105117	XXX	XXX	XXX	$XXX	IL	6/XX/2007	Investment	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105118	XXX	XXX	XXX	$XXX	PA	12/XX/2002	Primary	Refinance Rate/Term		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.							-	B	B	B	B	B
894105119	XXX	XXX	XXX	$XXX	WA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Finance Charges in file, Under disclosure appears to be fee payment steam related.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105120	XXX	XXX	XXX	$XXX	NC	11/XX/1998	Primary	Purchase	3	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105121	XXX	XXX	XXX	$XXX	NY	11/XX/1999	Primary	Refinance Cash-out - Other	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105122	XXX	XXX	XXX	$XXX	VA	2/XX/2007	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105123	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Construction-Permanent	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing Appraisal.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 16.56000% is overdisclosed from calculated APR of 9.30547% outside of 0.125% tolerance.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing amortization schedule.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105124	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105125	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894105126	XXX	XXX	XXX	$XXX	WA	12/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105127	XXX	XXX	XXX	$XXX	NJ	5/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105128	XXX	XXX	XXX	$XXX	DE	3/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105129	XXX	XXX	XXX	$XXX	AR	3/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105130	XXX	XXX	XXX	$XXX	NM	3/XX/2007	Primary	Refinance Rate/Term	3	3	[3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.			State Compliance - New Mexico Tangible Net Benefit Test: Purchasers and assignees are subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. In addition, because the Act provides that a violation of the Act constitutes an unfair or deceptive trade practice pursuant to the Unfair Practices Act, creditors and their assignees would presumably also be subject to the penalty provision of that law.			Out	State - NC	C	C	C	C	C
894105131	XXX	XXX	XXX	$XXX	MO	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105132	XXX	XXX	XXX	$XXX	SC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
																		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105133	XXX	XXX	XXX	$XXX	IA	5/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105134	XXX	XXX	XXX	$XXX	NC	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105135	XXX	XXX	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105136	XXX	XXX	XXX	$XXX	PA	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105137	XXX	XXX	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105138	XXX	XXX	XXX	$XXX	AL	10/XX/2007	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105139	XXX	XXX	XXX	$XXX	VA	2/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105140	XXX	XXX	XXX	$XXX	GA	2/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105141	XXX	XXX	XXX	$XXX	TN	3/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105142	XXX	XXX	XXX	$XXX	AL	3/XX/2007	Second Home	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105143	XXX	XXX	XXX	$XXX	VA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105144	XXX	XXX	XXX	$XXX	NY	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure consists of a $XXX under disclosure in the amount financed and a $XXX payment discrepancy. The $XXX payment discrepancy is caused by the lender miscalculating the MIP payment for years 2,3,4 and 5. The $XXX amount financed cannot be determined.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105145	XXX	XXX	XXX	$XXX	GA	4/XX/2007	Primary	Refinance UTD	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105146	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105147	XXX	XXX	XXX	$XXX	IL	6/XX/2007	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105148	XXX	XXX	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing Appraisal	REVIEWER - GENERAL COMMENT (2018-09-20): No exceptions to clear with documents provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105149	XXX	XXX	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105150	XXX	XXX	XXX	$XXX	PA	10/XX/2001	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the tax service fee of $XXX or the closing protection letter fee of $XXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105151	XXX	XXX	XXX	$XXX	OH	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105152	XXX	XXX	XXX	$XXX	OH	10/XX/2003	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Unitemized fees were tested in full due to missing addendum, loan does not fail High Cost testing.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	In	TR Tested	D	D	D	D	D
894105153	XXX	XXX	XXX	$XXX	VA	9/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105154	XXX	XXX	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105155	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not include a Closing Protection letter fee of $XXX and Tax Cert fee of $XXX in the prepaid amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105156	XXX	XXX	XXX	$XXX	AL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Corrected DSI and reran compliance. Under disclosure of $XXX due to the Daily Simple Interest calculation payment stream.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105157	XXX	XXX	XXX	$XXX	PA	12/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105158	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105159	XXX	XXX	XXX	$XXX	KY	8/XX/2008	Primary	Construction-Permanent		2							2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105160	XXX	XXX	XXX	$XXX	NJ	1/XX/2001	Primary	Refinance Rate/Term		1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:						1								-	A	A	A	A	A
894105161	XXX	XXX	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105162	XXX	XXX	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105163	XXX	XXX	XXX	$XXX	TN	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105164	XXX	XXX	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL is not signed or dated but stamped as a revised final TIL.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105165	XXX	XXX	XXX	$XXX	IL	1/XX/2004	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Closing / Title - Missing Final HUD-1: The HUD in the file is signed by the borrower as of 12/XX/2003. The subject transaction is 1/XX/2004 per the note. The HUD does not include any fees and/or column totals.	SELLER - GENERAL COMMENT (2019-12-06): Trailing document provided
REVIEWER - GENERAL COMMENT (2019-12-06): HUD provided was signed by the borrower more than a month prior to the note date. Unable to clear.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105166	XXX	XXX	XXX	$XXX	PA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2005 12:00:00 AM, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105167	XXX	XXX	XXX	$XXX	OR	5/XX/2010	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105168	XXX	XXX	XXX	$XXX	CO	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105169	XXX	XXX	XXX	$XXX	NH	12/XX/2004	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105170	XXX	XXX	XXX	$XXX	OH	6/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105171	XXX	XXX	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105172	XXX	XXX	XXX	$XXX	WI	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105173	XXX	XXX	XXX	$XXX	OH	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105174	XXX	XXX	XXX	$XXX	MD	10/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894105175	XXX	XXX	XXX	$XXX	NJ	5/XX/2008	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105176	XXX	XXX	XXX	$XXX	AL	11/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105177	XXX	XXX	XXX	$XXX	TX	8/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2006 which is the consummation date. A 1 month lookback was used to determine this application date.							-	B	B	B	B	B
894105178	XXX	XXX	XXX	$XXX	MD	5/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003							-	B	B	B	B	B
894105179	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is the consummation date. A 1 month lookback was used to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105180	XXX	XXX	XXX	$XXX	MO	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105181	XXX	XXX	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105182	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105183	XXX	XXX	XXX	$XXX	FL	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105184	XXX	XXX	XXX	$XXX	IA	6/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.							-	B	B	B	B	B
894105185	XXX	XXX	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105186	XXX	XXX	XXX	$XXX	MD	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/XX/2005.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Closing / Title - Note Error: Note grace period days less than minimum per state: The grace period required in Maryland is 15 days. This note allows for 7 days.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105187	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105188	XXX	XXX	XXX	$XXX	TN	12/XX/2009	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105189	XXX	XXX	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Home Improvement		1							1								-	A	A	A	A	A
894105190	XXX	XXX	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105191	XXX	XXX	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.							-	B	B	B	B	B
894105192	XXX	XXX	XXX	$XXX	CT	3/XX/2003	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105193	XXX	XXX	XXX	$XXX	NY	11/XX/2001	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105194	XXX	XXX	XXX	$XXX	IL	9/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.							-	B	B	B	B	B
894105195	XXX	XXX	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Rate/Term	3	3	[3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			Out	State - NC	C	C	C	C	C
894105196	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: The Affiliated Business Arrangement Disclosure was not signed by the Borrower. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: The Final TIL was signed by the Borrower, however the date was not provided.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105197	XXX	XXX	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105198	XXX	XXX	XXX	$XXX	FL	7/XX/2009	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105199	XXX	XXX	XXX	$XXX	WI	1/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105200	XXX	XXX	XXX	$XXX	MD	2/XX/2008	Primary	Purchase		1							1								-	A	A	A	A	A
894105201	XXX	XXX	XXX	$XXX	CT	5/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105202	XXX	XXX	XXX	$XXX	NY	9/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105203	XXX	XXX	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105204	XXX	XXX	XXX	$XXX	SC	12/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105205	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105206	XXX	XXX	XXX	$XXX	WI	10/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105207	XXX	XXX	XXX	$XXX	PA	11/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105208	XXX	XXX	XXX	$XXX	VA	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105209	XXX	XXX	XXX	$XXX	CT	6/XX/2005	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105210	XXX	XXX	XXX	$XXX	NY	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.17310% is underdisclosed from calculated APR of 5.58346% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to the incorrect pay stream on the Final TIL. The payment does not match the Note payment. No Riders were found in file.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105211	XXX	XXX	XXX	$XXX	MD	9/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105212	XXX	XXX	XXX	$XXX	NY	3/XX/2009	Primary	Purchase		1							1								-	A	A	A	A	A
894105213	XXX	XXX	XXX	$XXX	NY	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the closing fee of $XXX as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105214	XXX	XXX	XXX	$XXX	NJ	7/XX/2009	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105215	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	No title was provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105216	XXX	XXX	XXX	$XXX	CT	3/XX/2002	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not disclose an attorney fee of $XXX but did include a credit report fee of $XXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105217	XXX	XXX	XXX	$XXX	NJ	9/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105218	XXX	XXX	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105219	XXX	XXX	XXX	$XXX	TX	12/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105220	XXX	XXX	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105221	XXX	XXX	XXX	$XXX	MD	6/XX/2012	Investment	Refinance Limited Cash-out GSE		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105222	XXX	XXX	XXX	$XXX	IN	1/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105223	XXX	XXX	XXX	$XXX	TN	5/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105224	XXX	XXX	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105225	XXX	XXX	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105226	XXX	XXX	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105227	XXX	XXX	XXX	$XXX	NY	11/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105228	XXX	XXX	XXX	$XXX	NY	8/XX/2005	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105229	XXX	XXX	XXX	$XXX	CA	3/XX/2005	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105230	XXX	XXX	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105231	XXX	XXX	XXX	$XXX	AL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105232	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105233	XXX	XXX	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	SELLER - GENERAL COMMENT (2019-12-06): Trailing document provided REVIEWER - GENERAL COMMENT (2019-12-06): HUD provided is for a transaciton in 2016. Loan reviewed is from 2006. Unable to clear.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105234	XXX	XXX	XXX	$XXX	KS	12/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105235	XXX	XXX	XXX	$XXX	GA	8/XX/2006	Primary	Purchase		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105236	XXX	XXX	XXX	$XXX	IN	5/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI for 120 months, with an increase for 22 months thereafter. The audited TIL indicates MI should drop off after 142 months at a lower consistent payment.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105237	XXX	XXX	XXX	$XXX	PA	2/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105238	XXX	XXX	XXX	$XXX	FL	9/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105239	XXX	XXX	XXX	$XXX	OK	8/XX/2007	Primary	Construction-Permanent	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105240	XXX	XXX	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105241	XXX	XXX	XXX	$XXX	WI	8/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105242	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105243	XXX	XXX	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105244	XXX	XXX	XXX	$XXX	LA	5/XX/2006	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105245	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105246	XXX	XXX	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105247	XXX	XXX	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: missing RTC	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105248	XXX	XXX	XXX	$XXX	CA	5/XX/2007	UTD	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Req'd comment Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.: Unable to determine due to missing documentation		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105249	XXX	XXX	XXX	$XXX	GA	6/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105250	XXX	XXX	XXX	$XXX	OH	7/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105251	XXX	XXX	XXX	$XXX	NM	3/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105252	XXX	XXX	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title”.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is missing.		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105253	XXX	XXX	XXX	$XXX	SC	3/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Note/Security Instrument Notary/Right to Cancel signature date 3/XX/2004 with Right to Cancel expiration date midnight 3/XX/2004, same as subject 3/XX/2004 HUD1 funding date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability:  The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation.  It appears that assignees and purchasers would be subject to this liability.  Damages can include actual damages, and a penalty of not less than $XXX and not more than $XXX for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act.  Costs and attorney fees may also be awarded.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105254	XXX	XXX	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the tax service fee of $XXX as prepaid finance charges.	REVIEWER - GENERAL COMMENT (2019-01-11): Disclosure Notices document provided however, CHARM booklet is not checked as document given to borrower. Exception remains. REVIEWER - GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105255	XXX	XXX	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements		REVIEWER - GENERAL COMMENT (2019-01-11): ARM Disclosure dated 10/XX/2006 provided. Exception remains for document not provided to borrower within 3 days of application. REVIEWER - GENERAL COMMENT (2019-01-11): FACTA disclosure dated 10/XX/2006 provided. Timing exception remains.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105256	XXX	XXX	XXX	$XXX	TX	4/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105257	XXX	XXX	XXX	$XXX	OK	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105258	XXX	XXX	XXX	$XXX	VA	4/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105259	XXX	XXX	XXX	$XXX	MI	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.40000% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.40000%).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105260	XXX	XXX	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105261	XXX	XXX	XXX	$XXX	DE	10/XX/2002	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.87912% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.87912%). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105262	XXX	XXX	XXX	$XXX	GA	1/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.25000% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.25000%). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105263	XXX	XXX	XXX	$XXX	TX	9/XX/2010	Primary	Purchase		2							2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105264	XXX	XXX	XXX	$XXX	CA	9/XX/2008	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105265	XXX	XXX	XXX	$XXX	PA	11/XX/2007	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	BUYER - GENERAL COMMENT (2020-09-11): HUD1 uploaded
REVIEWER - GENERAL COMMENT (2020-09-11): Received 2 versions of the HUD-1: A signed copy that reflects a $XXX repair escrow and an unsigned copy that does not include the repair escrow. AMC considers a HUD-1 with a repair escrow to be an estimated HUD and in the hierarchy of document testing, we utilize an unsigned HUD that does not have any "estimated" indicators over a signed HUD that does have estimated indicators.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105266	XXX	XXX	XXX	$XXX	SC	6/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105267	XXX	XXX	XXX	$XXX	WI	3/XX/2010	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2010 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.73686% or Final Disclosure APR of 11.75000% is in excess of allowable threshold of APOR 4.99% + 1.5%, or 6.49000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2010, prior to three (3) business days from transaction date of 03/XX/2010.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			Out	FHPML - NC	B	B	B	B	B
894105268	XXX	XXX	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105269	XXX	XXX	XXX	$XXX	AL	10/XX/2007	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105270	XXX	XXX	XXX	$XXX	AL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105271	XXX	XXX	XXX	$XXX	WY	2/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2010 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65429% or Final Disclosure APR of 10.00000% is in excess of allowable threshold of APOR 4.43% + 1.5%, or 5.93000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			Out	FHPML - NC	B	B	B	B	B
894105272	XXX	XXX	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105273	XXX	XXX	XXX	$XXX	TN	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105274	XXX	XXX	XXX	$XXX	GA	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105275	XXX	XXX	XXX	$XXX	TX	6/XX/2009	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.18024% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.18024%.)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the lender did not disclose the attorney fee of $XXX in the finance charges.	REVIEWER - CURED COMMENT (2017-08-14): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-08-14): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.
REVIEWER - GENERAL COMMENT (2017-08-01): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105276	XXX	XXX	XXX	$XXX	TN	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105277	XXX	XXX	XXX	$XXX	GA	7/XX/2004	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105278	XXX	XXX	XXX	$XXX	AL	9/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105279	XXX	XXX	XXX	$XXX	GA	9/XX/2000	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2000.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Tested	In	TR Tested	C	C	C	C	C
894105280	XXX	XXX	XXX	$XXX	VA	2/XX/2001	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105281	XXX	XXX	XXX	$XXX	TX	2/XX/2006	Primary	Purchase		2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.							-	B	B	B	B	B
894105282	XXX	XXX	XXX	$XXX	IL	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105283	XXX	XXX	XXX	$XXX	MO	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105284	XXX	XXX	XXX	$XXX	TX	10/XX/2002	Primary	Purchase	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.					Tested	In	TR Tested	C	C	C	C	C
894105285	XXX	XXX	XXX	$XXX	AL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Flood Certificate Error: Flood zone was not provided.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105286	XXX	XXX	XXX	$XXX	MI	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105287	XXX	XXX	XXX	$XXX	AL	10/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.99690% or Final Disclosure APR of 12.00000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Appears under disclosure may be due to disclosed payment on Note of $XXX not corresponding with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			Out	FHPML - NC	B	B	B	B	B
894105288	XXX	XXX	XXX	$XXX	NV	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.							-	B	B	B	B	B
894105289	XXX	XXX	XXX	$XXX	GA	4/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	Out	TR Indeterminable	D	D	D	D	D
894105290	XXX	XXX	XXX	$XXX	GA	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105291	XXX	XXX	XXX	$XXX	KY	9/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Kentucky Late Charge Grace Period Test: Kentucky Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105292	XXX	XXX	XXX	$XXX	NC	10/XX/2008	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105293	XXX	XXX	XXX	$XXX	WI	10/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105294	XXX	XXX	XXX	$XXX	GA	12/XX/2003	Primary	Refinance Rate/Term		1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2003 [3] Credit Documentation - Missing Document: Credit Report not provided						1								-	A	A	A	A	A
894105295	XXX	XXX	XXX	$XXX	TX	4/XX/2010	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Unable to test Ability to Repay due to missing Information.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.68741% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.43% + 1.5%, or 5.93000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2010 which is 1 month(s) prior to consummation.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the acreage exception on the loan.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by the portion of their property that as of date of closing, was not designated for agricultural use.  Outside counsel advised this was sufficient to cure the agricultural use exception on the loan.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $XXX.  XXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, XXX cannot confirm the fair market value as of the date of extension of credit.  XXX did not provide a new AFMV.  The letter indicated that XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $XXX as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - Texas Home Loan (Refinance of Special Mortgage): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	State - NC	D	D	D	D	D
894105296	XXX	XXX	XXX	$XXX	TX	10/XX/2009	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Unable to test Ability to Repay due to missing Information.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.43394% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 5.06% + 1.5%, or 6.56000%.  Non-Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is the consummation date.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property. Outside counsel advised this was sufficient to cure the acreage exception on the loan.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by the portion of their property that as of date of closing, was not designated for agricultural use.  Outside counsel advised this was sufficient to cure the agricultural use exception on the loan.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $XXX.  XXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, XXX cannot confirm the fair market value as of the date of extension of credit.  XXX did not provide a new AFMV.  The letter indicated that XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $XXX as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX.  Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	State - NC	D	D	D	D	D
894105297	XXX	XXX	XXX	$XXX	TX	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of guaranty of surety of a TX Home Equity loan in file.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.10076% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.10076%.)	REVIEWER - CURED COMMENT (2018-02-06): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 3/XX/2018
REVIEWER - CURED COMMENT (2018-02-06): XXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $XXX.  XXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.  Offer to Refinance expires 3/XX/2018.
REVIEWER - CURED COMMENT (2018-02-06): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.
REVIEWER - GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.				-	B	B	B	B	B
894105298	XXX	XXX	XXX	$XXX	NY	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - New York Subprime Home Loan Threshold Fixed: New York Subprime Loan: APR on subject loan of 11.55270% or Final Disclosure APR of 11.55000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.11000 + 1.75%, or 7.86000%. Non-Compliant SubPrime Loan.	State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					State Compliance - New York Subprime Home Loan Threshold Fixed: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			Out	State - NC	B	B	B	B	B
894105299	XXX	XXX	XXX	$XXX	TX	3/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.35264% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.35264%.)	REVIEWER - CURED COMMENT (2017-10-09): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2017-10-09): XXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $XXX.  XXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.
REVIEWER - CURED COMMENT (2017-10-09): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.
REVIEWER - GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.				-	B	B	B	B	B
894105300	XXX	XXX	XXX	$XXX	SC	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105301	XXX	XXX	XXX	$XXX	TX	1/XX/2010	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Tile.	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[3] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.18463% or Final Disclosure APR of 12.19000% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 12/XX/2009, GFE Date: 01/XX/2010
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	REVIEWER - CURED COMMENT (2018-07-24): XXX provided copy of letter sent to borrower indicating they have credited $XXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $XXX. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018.
REVIEWER - CURED COMMENT (2018-07-24): XXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $XXX.  XXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.   Offer to Refinance expires 8/XX/2018.
REVIEWER - CURED COMMENT (2018-07-24): XXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.
REVIEWER - CURED COMMENT (2018-07-24): XXX provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value. The letter indicated that XXX has credited $XXX to the principal balance of their loan and offered to refinance their loan. AMC confirmed the $XXX as applied to the borrower’s account. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			Out	State - NC	B	B	B	B	B
894105302	XXX	XXX	XXX	$XXX	MN	11/XX/2011	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.21760% or Final Disclosure APR of 11.27000% is in excess of allowable threshold of APOR 4.05% + 1.5%, or 5.55000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.21760% or Final Disclosure APR of 11.27000% is in excess of allowable threshold of USTreasury 3.3600% + 3%, or 6.36000%.  Compliant Subprime Loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Out	FHPML - NC	B	B	B	B	B
894105303	XXX	XXX	XXX	$XXX	MT	8/XX/2011	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.98370% or Final Disclosure APR of 11.98000% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%. Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2011, prior to three (3) business days from transaction date of 08/XX/2011.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	SELLER - GENERAL COMMENT (2018-03-05): Agree	Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105304	XXX	XXX	XXX	$XXX	AL	6/XX/2009	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105305	XXX	XXX	XXX	$XXX	CA	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Final TIL Finance Charge Under Disclosed: This does not appear to be a true under-disclosure. The difference is attributable to DSI payment calculation differences.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105306	XXX	XXX	XXX	$XXX	GA	8/XX/2007	Primary	Purchase		2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894105307	XXX	XXX	XXX	$XXX	SC	10/XX/2011	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.57500% or Final Disclosure APR of 10.50000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2011
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2011, GFE Date: 09/XX/2011
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Closing / Title - (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.: HUD page 3 not provided.
Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: HUD page 3 not provided.
Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: HUD page 3 not provided.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: HUD page 3 not provided.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	FHPML - NC	D	D	D	D	D
894105308	XXX	XXX	XXX	$XXX	NY	2/XX/2019	Investment	Refinance Cash-out - Other	N/A	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.						1								-	A	A	A	A	A
894105309	XXX	XXX	XXX	$XXX	VA	8/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Subordination recording fee of $XXX was not included in the final Itemization of Amount Financed	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105310	XXX	XXX	XXX	$XXX	FL	1/XX/2002	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105311	XXX	XXX	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105312	XXX	XXX	XXX	$XXX	MI	12/XX/2012	Primary	Refinance Rate/Term	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2012 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105313	XXX	XXX	XXX	$XXX	FL	1/XX/2013	Investment	Refinance Rate/Term		2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105314	XXX	XXX	XXX	$XXX	MI	10/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105315	XXX	XXX	XXX	$XXX	GA	8/XX/2012	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

																					Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105316	XXX	XXX	XXX	$XXX	SC	7/XX/2012	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105317	XXX	XXX	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105318	XXX	XXX	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105319	XXX	XXX	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B	B	B	B	B
894105320	XXX	XXX	XXX	$XXX	VA	5/XX/2011	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105321	XXX	XXX	XXX	$XXX	NY	1/XX/2011	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105322	XXX	XXX	XXX	$XXX	TX	12/XX/2010	Investment	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105323	XXX	XXX	XXX	$XXX	NJ	11/XX/2010	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105324	XXX	XXX	XXX	$XXX	TX	6/XX/2010	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105325	XXX	XXX	XXX	$XXX	VA	6/XX/2010	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105326	XXX	XXX	XXX	$XXX	VA	2/XX/2010	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the Flood cert fee of $XXX or E-doc fee of $XXX in the prepaid amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105327	XXX	XXX	XXX	$XXX	NY	10/XX/2009	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105328	XXX	XXX	XXX	$XXX	LA	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105329	XXX	XXX	XXX	$XXX	OH	8/XX/2009	UTD	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105330	XXX	XXX	XXX	$XXX	TN	8/XX/2009	Primary	Refinance Rate/Term		1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2009						1								-	A	A	A	A	A
894105331	XXX	XXX	XXX	$XXX	CA	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105332	XXX	XXX	XXX	$XXX	KY	5/XX/2009	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105333	XXX	XXX	XXX	$XXX	MI	5/XX/2009	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105334	XXX	XXX	XXX	$XXX	FL	12/XX/2008	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105335	XXX	XXX	XXX	$XXX	IA	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105336	XXX	XXX	XXX	$XXX	MO	7/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105337	XXX	XXX	XXX	$XXX	OK	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105338	XXX	XXX	XXX	$XXX	MD	5/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105339	XXX	XXX	XXX	$XXX	WA	5/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105340	XXX	XXX	XXX	$XXX	NC	5/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105341	XXX	XXX	XXX	$XXX	OH	8/XX/2007	Primary	Construction-Permanent	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894105342	XXX	XXX	XXX	$XXX	FL	4/XX/2008	Second Home	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894105343	XXX	XXX	XXX	$XXX	GA	2/XX/2008	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105344	XXX	XXX	XXX	$XXX	TX	2/XX/2008	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105345	XXX	XXX	XXX	$XXX	IN	1/XX/2008	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105346	XXX	XXX	XXX	$XXX	OH	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B	B	B	B	B
894105347	XXX	XXX	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105348	XXX	XXX	XXX	$XXX	OH	1/XX/2008	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105349	XXX	XXX	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105350	XXX	XXX	XXX	$XXX	MS	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105351	XXX	XXX	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105352	XXX	XXX	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105353	XXX	XXX	XXX	$XXX	OR	10/XX/2007	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105354	XXX	XXX	XXX	$XXX	GA	8/XX/2007	Primary	Purchase		2	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2007						2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105355	XXX	XXX	XXX	$XXX	WA	8/XX/2007	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105356	XXX	XXX	XXX	$XXX	HI	8/XX/2007	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105357	XXX	XXX	XXX	$XXX	IL	8/XX/2007	UTD	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105358	XXX	XXX	XXX	$XXX	GA	7/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105359	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.04600% is underdisclosed from calculated APR of 8.18287% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105360	XXX	XXX	XXX	$XXX	NC	7/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105361	XXX	XXX	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105362	XXX	XXX	XXX	$XXX	FL	5/XX/2007	UTD	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105363	XXX	XXX	XXX	$XXX	IL	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105364	XXX	XXX	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Per APR Fact Sheet, $XXX Assignment Fee, $XXX Title Closer Fee and $XXX Closing Fee were not included in prepaid finance.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105365	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105366	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105367	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105368	XXX	XXX	XXX	$XXX	DC	4/XX/2007	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105369	XXX	XXX	XXX	$XXX	GA	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a Settlement fee of $XXX and $XXX in the prepaid amount financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105370	XXX	XXX	XXX	$XXX	TN	3/XX/2007	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105371	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Second Home	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105372	XXX	XXX	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105373	XXX	XXX	XXX	$XXX	DC	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105374	XXX	XXX	XXX	$XXX	MI	3/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105375	XXX	XXX	XXX	$XXX	NY	3/XX/2007	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105376	XXX	XXX	XXX	$XXX	IN	3/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105377	XXX	XXX	XXX	$XXX	NV	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105378	XXX	XXX	XXX	$XXX	TN	3/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105379	XXX	XXX	XXX	$XXX	TX	3/XX/2007	UTD	Refinance Rate/Term	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105380	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105381	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105382	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105383	XXX	XXX	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105384	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2007 [3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105385	XXX	XXX	XXX	$XXX	PA	1/XX/2007	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105386	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105387	XXX	XXX	XXX	$XXX	GA	12/XX/2006	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105388	XXX	XXX	XXX	$XXX	NC	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105389	XXX	XXX	XXX	$XXX	ID	12/XX/2006	Primary	Purchase		2							2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.				-	B	B	B	B	B
894105390	XXX	XXX	XXX	$XXX	OH	12/XX/2006	Primary	Refinance Rate/Term	3	[3] Credit Documentation - Missing Document: Credit Report not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105391	XXX	XXX	XXX	$XXX	ID	12/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105392	XXX	XXX	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105393	XXX	XXX	XXX	$XXX	AL	11/XX/2006	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A	A	A	A	A
894105394	XXX	XXX	XXX	$XXX	AZ	10/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105395	XXX	XXX	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105396	XXX	XXX	XXX	$XXX	GA	9/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105397	XXX	XXX	XXX	$XXX	CO	9/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105398	XXX	XXX	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105399	XXX	XXX	XXX	$XXX	TX	8/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105400	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Investment	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	In	TNR Testing Not Required	D	D	D	D	D
894105401	XXX	XXX	XXX	$XXX	TN	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105402	XXX	XXX	XXX	$XXX	NH	8/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105403	XXX	XXX	XXX	$XXX	MI	7/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105404	XXX	XXX	XXX	$XXX	MN	7/XX/2006	UTD	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105405	XXX	XXX	XXX	$XXX	GA	7/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105406	XXX	XXX	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105407	XXX	XXX	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105408	XXX	XXX	XXX	$XXX	NC	6/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105409	XXX	XXX	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105410	XXX	XXX	XXX	$XXX	OR	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105411	XXX	XXX	XXX	$XXX	ND	5/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105412	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105413	XXX	XXX	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105414	XXX	XXX	XXX	$XXX	MI	3/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105415	XXX	XXX	XXX	$XXX	OH	3/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105416	XXX	XXX	XXX	$XXX	NV	3/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105417	XXX	XXX	XXX	$XXX	IL	2/XX/2006	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2006						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105418	XXX	XXX	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105419	XXX	XXX	XXX	$XXX	WI	12/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894105420	XXX	XXX	XXX	$XXX	NV	12/XX/2005	Second Home	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105421	XXX	XXX	XXX	$XXX	CT	12/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105422	XXX	XXX	XXX	$XXX	MN	11/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105423	XXX	XXX	XXX	$XXX	NC	11/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105424	XXX	XXX	XXX	$XXX	TN	11/XX/2005	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105425	XXX	XXX	XXX	$XXX	AZ	11/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105426	XXX	XXX	XXX	$XXX	AR	10/XX/2005	Primary	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105427	XXX	XXX	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105428	XXX	XXX	XXX	$XXX	FL	9/XX/2005	Investment	Purchase		1							1								-	A	A	A	A	A
894105429	XXX	XXX	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105430	XXX	XXX	XXX	$XXX	NY	8/XX/2005	UTD	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105431	XXX	XXX	XXX	$XXX	CO	7/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105432	XXX	XXX	XXX	$XXX	LA	7/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105433	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105434	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2005 2 Family						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105435	XXX	XXX	XXX	$XXX	MA	6/XX/2005	Investment	Purchase		1							1								-	A	A	A	A	A
894105436	XXX	XXX	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B	B	B	B	B
894105437	XXX	XXX	XXX	$XXX	MA	6/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105438	XXX	XXX	XXX	$XXX	GA	6/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105439	XXX	XXX	XXX	$XXX	GA	5/XX/2005	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105440	XXX	XXX	XXX	$XXX	VA	5/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105441	XXX	XXX	XXX	$XXX	WA	4/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894105442	XXX	XXX	XXX	$XXX	FL	4/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105443	XXX	XXX	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization reflects prepaid interest as $XXX, whereas the Closing Statement reflects prepaid interest as $XXX as prepaid finance charges.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105444	XXX	XXX	XXX	$XXX	GA	1/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105445	XXX	XXX	XXX	$XXX	FL	1/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105446	XXX	XXX	XXX	$XXX	SC	11/XX/2004	Primary	Purchase		2							2	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105447	XXX	XXX	XXX	$XXX	FL	11/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an settlement fee of $XXX a courier fee of $XXX or a wire fee of $XXX as prepaid finance charges.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105448	XXX	XXX	XXX	$XXX	NC	11/XX/2004	Second Home	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105449	XXX	XXX	XXX	$XXX	RI	11/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105450	XXX	XXX	XXX	$XXX	GA	10/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105451	XXX	XXX	XXX	$XXX	LA	10/XX/2004	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105452	XXX	XXX	XXX	$XXX	TN	10/XX/2004	Primary	Refinance Rate/Term		2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105453	XXX	XXX	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105454	XXX	XXX	XXX	$XXX	AL	10/XX/2004	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105455	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.96000% is underdisclosed from calculated APR of 5.35005% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower index was used at origination than the 2.23% available within the look-back period.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105456	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105457	XXX	XXX	XXX	$XXX	AZ	9/XX/2004	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105458	XXX	XXX	XXX	$XXX	AZ	8/XX/2004	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105459	XXX	XXX	XXX	$XXX	AL	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105460	XXX	XXX	XXX	$XXX	SC	8/XX/2004	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105461	XXX	XXX	XXX	$XXX	PA	7/XX/2004	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105462	XXX	XXX	XXX	$XXX	MI	7/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105463	XXX	XXX	XXX	$XXX	IN	7/XX/2004	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105464	XXX	XXX	XXX	$XXX	TX	6/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105465	XXX	XXX	XXX	$XXX	LA	7/XX/2004	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105466	XXX	XXX	XXX	$XXX	AZ	6/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 155 months, however, the audited TIL indicates MI should drop off after 156 months and TIL itemization did not disclose additional prepaid interest of $XXX as a prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105467	XXX	XXX	XXX	$XXX	MI	2/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105468	XXX	XXX	XXX	$XXX	MO	5/XX/2003	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003 [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105469	XXX	XXX	XXX	$XXX	FL	3/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders Final TIL represents 121 monthly payments of MI. Whereas audited finance charge reflects 122 monthly payments of MI and a fall-off after approximately 78% LTV.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105470	XXX	XXX	XXX	$XXX	NY	11/XX/2002	Primary	Refinance Cash-out - Other		1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>						1								-	A	A	A	A	A
894105471	XXX	XXX	XXX	$XXX	NC	12/XX/2002	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105472	XXX	XXX	XXX	$XXX	IN	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105473	XXX	XXX	XXX	$XXX	MS	7/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105474	XXX	XXX	XXX	$XXX	WA	4/XX/2002	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105475	XXX	XXX	XXX	$XXX	MI	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105476	XXX	XXX	XXX	$XXX	TX	1/XX/2002	Primary	Refinance Rate/Term	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105477	XXX	XXX	XXX	$XXX	IL	8/XX/2001	Primary	Purchase		1							1								-	A	A	A	A	A
894105478	XXX	XXX	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105479	XXX	XXX	XXX	$XXX	CA	6/XX/2001	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105480	XXX	XXX	XXX	$XXX	VA	2/XX/2014	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105481	XXX	XXX	XXX	$XXX	MI	1/XX/2014	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105482	XXX	XXX	XXX	$XXX	CA	8/XX/2013	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105483	XXX	XXX	XXX	$XXX	MA	6/XX/2013	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $XXX. Itemization does not include Subordination Recordings (2) at $XXX each, which were charged to the borrower on the HUD.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105484	XXX	XXX	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105485	XXX	XXX	XXX	$XXX	AZ	2/XX/2013	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105486	XXX	XXX	XXX	$XXX	IN	7/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.24900% is underdisclosed from calculated APR of 4.39729% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105487	XXX	XXX	XXX	$XXX	WA	4/XX/2012	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																					State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.				-	B	B	B	B	B
894105488	XXX	XXX	XXX	$XXX	FL	9/XX/2011	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing the TIL itemization of amount financed.		Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105489	XXX	XXX	XXX	$XXX	NY	12/XX/2010	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105490	XXX	XXX	XXX	$XXX	ND	11/XX/2010	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105491	XXX	XXX	XXX	$XXX	CA	7/XX/2010	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2010, prior to three (3) business days from transaction date of 07/XX/2010.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105492	XXX	XXX	XXX	$XXX	TX	4/XX/2010	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B	B	B	B	B
894105493	XXX	XXX	XXX	$XXX	IL	3/XX/2010	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2010	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105494	XXX	XXX	XXX	$XXX	PA	12/XX/2009	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105495	XXX	XXX	XXX	$XXX	FL	8/XX/2009	Second Home	Purchase		1							1								-	A	A	A	A	A
894105496	XXX	XXX	XXX	$XXX	CA	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105497	XXX	XXX	XXX	$XXX	FL	5/XX/2009	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105498	XXX	XXX	XXX	$XXX	CA	4/XX/2009	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105499	XXX	XXX	XXX	$XXX	FL	1/XX/2009	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105500	XXX	XXX	XXX	$XXX	TX	11/XX/2008	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.17900% is underdisclosed from calculated APR of 6.30737% outside of 0.125% tolerance.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105501	XXX	XXX	XXX	$XXX	OH	8/XX/2007	Primary	Construction-Permanent	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 60 months, however, the audited TIL indicates MI should drop off after 180 months	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105502	XXX	XXX	XXX	$XXX	NC	10/XX/2008	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105503	XXX	XXX	XXX	$XXX	IA	7/XX/2008	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105504	XXX	XXX	XXX	$XXX	NY	9/XX/2008	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105505	XXX	XXX	XXX	$XXX	AL	5/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105506	XXX	XXX	XXX	$XXX	GA	5/XX/2007	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105507	XXX	XXX	XXX	$XXX	NY	6/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105508	XXX	XXX	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105509	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Investment	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105510	XXX	XXX	XXX	$XXX	MD	5/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105511	XXX	XXX	XXX	$XXX	WI	5/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105512	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105513	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105514	XXX	XXX	XXX	$XXX	ME	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.78900% is overdisclosed from calculated APR of 7.23936% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects MI dropping off after 117 months, however based on the loan amount and appraised value the calculated results reflects MI dropping off after 120 months.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105515	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects MI dropping off after only 180 months whereas audited TIL reflects MI dropping off after 208 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105516	XXX	XXX	XXX	$XXX	MS	3/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 6.00000%/$XXX exceeds state maximum of 4% or $XXX whichever is greater.
[2] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.38100%, 5.38100%, 5.38100%,   which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105517	XXX	XXX	XXX	$XXX	LA	5/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105518	XXX	XXX	XXX	$XXX	IL	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105519	XXX	XXX	XXX	$XXX	IL	4/XX/2007	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105520	XXX	XXX	XXX	$XXX	TX	5/XX/2006	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105521	XXX	XXX	XXX	$XXX	VA	2/XX/2008	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105522	XXX	XXX	XXX	$XXX	TX	4/XX/2006	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105523	XXX	XXX	XXX	$XXX	AL	4/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105524	XXX	XXX	XXX	$XXX	AZ	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105525	XXX	XXX	XXX	$XXX	GA	1/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105526	XXX	XXX	XXX	$XXX	GA	2/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105527	XXX	XXX	XXX	$XXX	AL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105528	XXX	XXX	XXX	$XXX	SC	3/XX/2007	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105529	XXX	XXX	XXX	$XXX	IN	3/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105530	XXX	XXX	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an email fee of $XXX flood cert of $XXX, a recording service fee of $XXX settlement fee of 2050, tax service fee of $XXX a title courier fee of $XXX and wire fee of $XXX as prepaid finance charge. TIL Itemization disclosed admin fee in the amount of $XXX and final HUD only reflects $XXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105531	XXX	XXX	XXX	$XXX	AZ	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105532	XXX	XXX	XXX	$XXX	FL	2/XX/2006	Second Home	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105533	XXX	XXX	XXX	$XXX	TX	12/XX/2007	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105534	XXX	XXX	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105535	XXX	XXX	XXX	$XXX	SC	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105536	XXX	XXX	XXX	$XXX	PA	1/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105537	XXX	XXX	XXX	$XXX	OR	1/XX/2006	UTD	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105538	XXX	XXX	XXX	$XXX	AL	12/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105539	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105540	XXX	XXX	XXX	$XXX	TX	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105541	XXX	XXX	XXX	$XXX	LA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105542	XXX	XXX	XXX	$XXX	GA	12/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105543	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105544	XXX	XXX	XXX	$XXX	VA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105545	XXX	XXX	XXX	$XXX	TN	12/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.44900% is underdisclosed from calculated APR of 7.70668% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney fee of $XXX a title courier fee of $XXX and a wire fee of $XXX as prepaid finance charge. TIL Itemization only disclosed discount fee in the amount of $XXX and final HUD reflects $XXX.		Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105546	XXX	XXX	XXX	$XXX	OK	1/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105547	XXX	XXX	XXX	$XXX	GA	11/XX/2005	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105548	XXX	XXX	XXX	$XXX	CT	11/XX/2005	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2005 [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105549	XXX	XXX	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing itemization.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105550	XXX	XXX	XXX	$XXX	FL	1/XX/2007	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105551	XXX	XXX	XXX	$XXX	NV	1/XX/2007	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	In	TNR Testing Not Required	D	D	D	D	D
894105552	XXX	XXX	XXX	$XXX	AZ	1/XX/2007	Investment	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105553	XXX	XXX	XXX	$XXX	CO	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2006	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105554	XXX	XXX	XXX	$XXX	VA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105555	XXX	XXX	XXX	$XXX	NC	10/XX/2007	Second Home	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105556	XXX	XXX	XXX	$XXX	FL	10/XX/2005	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105557	XXX	XXX	XXX	$XXX	FL	4/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the fee under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105558	XXX	XXX	XXX	$XXX	WV	12/XX/2006	Investment	Purchase		1							1								-	A	A	A	A	A
894105559	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105560	XXX	XXX	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105561	XXX	XXX	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105562	XXX	XXX	XXX	$XXX	IL	9/XX/2007	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105563	XXX	XXX	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.							-	B	B	B	B	B
894105564	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Second Home	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not reflect sub escrow fee of $XXX or courier fee of $XXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105565	XXX	XXX	XXX	$XXX	KY	7/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105566	XXX	XXX	XXX	$XXX	FL	7/XX/2005	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105567	XXX	XXX	XXX	$XXX	NH	11/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105568	XXX	XXX	XXX	$XXX	AZ	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105569	XXX	XXX	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105570	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105571	XXX	XXX	XXX	$XXX	SC	7/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105572	XXX	XXX	XXX	$XXX	TN	11/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105573	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105574	XXX	XXX	XXX	$XXX	MA	7/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B	B	B	B	B
894105575	XXX	XXX	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105576	XXX	XXX	XXX	$XXX	AL	10/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B	B	B	B	B
894105577	XXX	XXX	XXX	$XXX	CO	11/XX/2002	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105578	XXX	XXX	XXX	$XXX	MO	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105579	XXX	XXX	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B	B	B	B	B
894105580	XXX	XXX	XXX	$XXX	FL	5/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105581	XXX	XXX	XXX	$XXX	MI	9/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105582	XXX	XXX	XXX	$XXX	TX	5/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105583	XXX	XXX	XXX	$XXX	TX	5/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894105584	XXX	XXX	XXX	$XXX	VA	8/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105585	XXX	XXX	XXX	$XXX	AR	9/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL reflects termination of PMI after 76 months. Calculated PMI duration is 77 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105586	XXX	XXX	XXX	$XXX	AL	9/XX/2006	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105587	XXX	XXX	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105588	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105589	XXX	XXX	XXX	$XXX	TN	9/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105590	XXX	XXX	XXX	$XXX	MA	6/XX/2002	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	In	TR Tested	D	D	D	D	D
894105591	XXX	XXX	XXX	$XXX	MO	3/XX/2005	Primary	Purchase		1							1								-	A	A	A	A	A
894105592	XXX	XXX	XXX	$XXX	WI	9/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105593	XXX	XXX	XXX	$XXX	AR	5/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105594	XXX	XXX	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105595	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	In	TNR Testing Not Required	D	D	D	D	D
894105596	XXX	XXX	XXX	$XXX	RI	5/XX/2002	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105597	XXX	XXX	XXX	$XXX	OR	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105598	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105599	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105600	XXX	XXX	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105601	XXX	XXX	XXX	$XXX	NC	2/XX/2002	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105602	XXX	XXX	XXX	$XXX	NY	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105603	XXX	XXX	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105604	XXX	XXX	XXX	$XXX	WI	7/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105605	XXX	XXX	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105606	XXX	XXX	XXX	$XXX	NY	8/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105607	XXX	XXX	XXX	$XXX	SC	12/XX/2004	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105608	XXX	XXX	XXX	$XXX	SC	8/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105609	XXX	XXX	XXX	$XXX	AL	8/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105610	XXX	XXX	XXX	$XXX	CO	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final itemization of amount financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105611	XXX	XXX	XXX	$XXX	AZ	10/XX/2001	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105612	XXX	XXX	XXX	$XXX	NJ	12/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.							-	B	B	B	B	B
894105613	XXX	XXX	XXX	$XXX	TX	7/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the fee under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105614	XXX	XXX	XXX	$XXX	PA	6/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105615	XXX	XXX	XXX	$XXX	TX	6/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105616	XXX	XXX	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105617	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Investment	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105618	XXX	XXX	XXX	$XXX	AZ	9/XX/2004	Primary	Purchase		1							1								-	A	A	A	A	A
894105619	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105620	XXX	XXX	XXX	$XXX	TX	6/XX/2006	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105621	XXX	XXX	XXX	$XXX	MA	8/XX/2004	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105622	XXX	XXX	XXX	$XXX	WI	7/XX/2004	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105623	XXX	XXX	XXX	$XXX	AZ	6/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2006.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105624	XXX	XXX	XXX	$XXX	GA	6/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105625	XXX	XXX	XXX	$XXX	PA	6/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105626	XXX	XXX	XXX	$XXX	NC	5/XX/2004	UTD	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105627	XXX	XXX	XXX	$XXX	VA	5/XX/2004	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		UTD	Out	Indeterminable	D	D	D	D	D
894105628	XXX	XXX	XXX	$XXX	GA	5/XX/2004	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.			State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.				-	B	B	B	B	B
894105629	XXX	XXX	XXX	$XXX	MI	5/XX/2004	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B	B	B	B	B
894105630	XXX	XXX	XXX	$XXX	TX	4/XX/2004	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105631	XXX	XXX	XXX	$XXX	IL	12/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105632	XXX	XXX	XXX	$XXX	ID	7/XX/2009	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105633	XXX	XXX	XXX	$XXX	TX	11/XX/2007	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105634	XXX	XXX	XXX	$XXX	WA	2/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105635	XXX	XXX	XXX	$XXX	TX	9/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105636	XXX	XXX	XXX	$XXX	MD	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Missing evidence of the borrower's receipt of the Maryland MLR Escrow Responsibility Disclosure. State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): TNB only signed by Lender. Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a finance charge variance of $XXX; the lender did not include a $XXX Recording Walk Thru or a $XXX Title Insurance Binder fee in the Itemization of Amount Financed.		State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear. State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105637	XXX	XXX	XXX	$XXX	GA	6/XX/2006	Primary	Purchase	2	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105638	XXX	XXX	XXX	$XXX	OH	2/XX/2006	Investment	Purchase		1							1								-	A	A	A	A	A
894105639	XXX	XXX	XXX	$XXX	GA	6/XX/2006	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.							-	B	B	B	B	B
894105640	XXX	XXX	XXX	$XXX	PA	8/XX/2013	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013						2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105641	XXX	XXX	XXX	$XXX	SC	7/XX/2003	UTD	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105642	XXX	XXX	XXX	$XXX	NY	9/XX/2009	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing all loan applications.						1								-	A	A	A	A	A
894105643	XXX	XXX	XXX	$XXX	IL	12/XX/2008	Primary	Purchase		1							1								-	A	A	A	A	A
894105644	XXX	XXX	XXX	$XXX	PA	9/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The settlement charge of $XXX and certified check fee of $XXX were not included in the prepaid finance charges on the TIL.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105645	XXX	XXX	XXX	$XXX	NC	12/XX/2005	Second Home	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - Note Error: Note grace period days less than minimum per state [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Closing / Title - Note Error: Note grace period days less than minimum per state: Grace period not allowed per state (NC) - min grace period for NC is 15 days - note states 10 days. State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 6%.		Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.				-	B	B	B	B	B
894105646	XXX	XXX	XXX	$XXX	CT	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.				-	B	B	B	B	B
894105647	XXX	XXX	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1	[3] General - Final Title marked as missing						1								-	A	A	A	A	A
894105648	XXX	XXX	XXX	$XXX	IL	5/XX/1997	Primary	Purchase		1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: [3] Application / Processing - Missing Document: Flood Certificate not provided						1								-	A	A	A	A	A
894105649	XXX	XXX	XXX	$XXX	MI	5/XX/1998				3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing all loan applications.						3	[3] Closing / Title - Missing Final HUD-1 [2] Closing / Title - TILA - Final TIL Missing			Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105650	XXX	XXX	XXX	$XXX	SC	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105651	XXX	XXX	XXX	$XXX	NC	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.				-	B	B	B	B	B
894105652	XXX	XXX	XXX	$XXX	NM	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105653	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: There is no Assignee Liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105654	XXX	XXX	XXX	$XXX	GA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105655	XXX	XXX	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Other		3							3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add) [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Federal HELOC - Not Compliant - Missing Disclosure(s)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): The Draw period for the HELOC has not expired, and there is no proof that the draw has been suspended or canceled Miscellaneous Compliance - Federal HELOC - Not Compliant - Missing Disclosure(s): Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.		Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.				-	C	C	C	C	C
894105656	XXX	XXX	XXX	$XXX	CO	5/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: There is no Assignee Liability.				-	B	B	B	B	B
894105657	XXX	XXX	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105658	XXX	XXX	XXX	$XXX	TX	11/XX/1988	Primary	Purchase		2	[3] Missing Document - Title: Evidence of title is missing						2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105659	XXX	XXX	XXX	$XXX	MA	9/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105660	XXX	XXX	XXX	$XXX	WI	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105661	XXX	XXX	XXX	$XXX	WI	2/XX/2008	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105662	XXX	XXX	XXX	$XXX	TX	12/XX/1996	Primary	Purchase		1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:						1								-	A	A	A	A	A
894105663	XXX	XXX	XXX	$XXX	WI	9/XX/2006	Primary	Purchase		2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105664	XXX	XXX	XXX	$XXX	TX	4/XX/1996	Primary	Purchase		1							1								-	A	A	A	A	A
894105665	XXX	XXX	XXX	$XXX	RI	2/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105666	XXX	XXX	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Application / Processing - Missing Document: Flood Certificate not provided						1								-	A	A	A	A	A
894105667	XXX	XXX	XXX	$XXX	PA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.			Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: There is no Assignee Liability. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.				-	B	B	B	B	B
894105668	XXX	XXX	XXX	$XXX	TN	1/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105669	XXX	XXX	XXX	$XXX	TN	10/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing all loan applications.						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2007 which is 30 days prior to the note date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105670	XXX	XXX	XXX	$XXX	IL	9/XX/1984	Primary	Purchase	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105671	XXX	XXX	XXX	$XXX	GA	5/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - Federal HELOC - Not Compliant - Missing Disclosure(s)	Miscellaneous Compliance - Federal HELOC - Not Compliant - Missing Disclosure(s): Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.						-	B	B	B	B	B
894105672	XXX	XXX	XXX	$XXX	CT	2/XX/2007	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105673	XXX	XXX	XXX	$XXX	NV	11/XX/2006	Primary	Purchase		1	[3] Application / Processing - Missing Document: Flood Certificate not provided						1								-	A	A	A	A	A
894105674	XXX	XXX	XXX	$XXX	OH	6/XX/2005	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing all loan applications.						2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - note states 3%, 2% and 1% declining. Lender is XXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105675	XXX	XXX	XXX	$XXX	GA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing all loan applications.						2	[2] Federal Compliance - No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date.							-	B	B	B	B	B
894105676	XXX	XXX	XXX	$XXX	MO	7/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105677	XXX	XXX	XXX	$XXX	MN	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount.			State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold: Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.				-	B	B	B	B	B
894105678	XXX	XXX	XXX	$XXX	IL	1/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105679	XXX	XXX	XXX	$XXX	NJ	6/XX/2008	Investment	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105680	XXX	XXX	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105681	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105682	XXX	XXX	XXX	$XXX	GA	5/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105683	XXX	XXX	XXX	$XXX	OR	8/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105684	XXX	XXX	XXX	$XXX	MN	10/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105685	XXX	XXX	XXX	$XXX	OR	1/XX/2008	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	SELLER - GENERAL COMMENT (2019-12-06): Trailing document provided
REVIEWER - GENERAL COMMENT (2019-12-06): HUD provided as trailing is marked Estimated and is earlier than the HUD that was provided at the time of the intiail review. Unable to clear.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105686	XXX	XXX	XXX	$XXX	IL	11/XX/2002	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105687	XXX	XXX	XXX	$XXX	MA	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105688	XXX	XXX	XXX	$XXX	WI	12/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
																		[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Closing / Title - Note Error: Note grace period days less than minimum per state: Should be 15 days and Late charge rider on page 1736 states 10 days State Compliance - Note Error: Note late charge percentage exceeds maximum per state: State maximum is 5% , Late charge rider has 6%						-	B	B	B	B	B
894105689	XXX	XXX	XXX	$XXX	NM	10/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105690	XXX	XXX	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003							-	B	B	B	B	B
894105691	XXX	XXX	XXX	$XXX	MA	1/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105692	XXX	XXX	XXX	$XXX	NY	6/XX/2010	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105693	XXX	XXX	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105694	XXX	XXX	XXX	$XXX	NY	8/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105695	XXX	XXX	XXX	$XXX	NY	10/XX/2000	Second Home	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105696	XXX	XXX	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105697	XXX	XXX	XXX	$XXX	MD	6/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105698	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2006, prior to three (3) business days from transaction date of  9/XX/2006.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105699	XXX	XXX	XXX	$XXX	MO	6/XX/2008	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003							-	B	B	B	B	B
894105700	XXX	XXX	XXX	$XXX	PA	7/XX/2005	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose courier fee of $XXX, document signing fee of $XXX flood cert fee of $XXX tax pick up fee of $XXX and an additional interim interest fee of $XXX as prepaid finance charges.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105701	XXX	XXX	XXX	$XXX	NV	9/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105702	XXX	XXX	XXX	$XXX	NV	5/XX/2003	Investment	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	In	TNR Testing Not Required	D	D	D	D	D
894105703	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105704	XXX	XXX	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - Missing Final HUD-1: The HUD-1 provided in the loan file was initialed, but not signed or certified true by the settlement agent.	SELLER - GENERAL COMMENT (2019-12-06): Trailing document provided
REVIEWER - GENERAL COMMENT (2019-12-06): HUD provided as trailing is from a transaction in 2005 for a different property. This loan is from 2006. Unable to clear.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency (UAL State)	D	D	D	D	D
894105705	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105706	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105707	XXX	XXX	XXX	$XXX	CO	1/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105708	XXX	XXX	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105709	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105710	XXX	XXX	XXX	$XXX	AZ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105711	XXX	XXX	XXX	$XXX	MO	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105712	XXX	XXX	XXX	$XXX	AL	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL is not signed or dated by borrower. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to the required rounding factor of .125% on the note, when the note rate is 8.97%.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105713	XXX	XXX	XXX	$XXX	SC	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105714	XXX	XXX	XXX	$XXX	TN	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105715	XXX	XXX	XXX	$XXX	AK	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105716	XXX	XXX	XXX	$XXX	SC	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B	B	B	B	B
894105717	XXX	XXX	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105718	XXX	XXX	XXX	$XXX	NC	7/XX/2005	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2005.							-	B	B	B	B	B
894105719	XXX	XXX	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105720	XXX	XXX	XXX	$XXX	IA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105721	XXX	XXX	XXX	$XXX	IN	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005.							-	B	B	B	B	B
894105722	XXX	XXX	XXX	$XXX	CA	8/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $XXX, Til itemization reflects prepaid interest as $XXX, however Final hud reflects prepaid interest fee of $XXX or the sub-escrow fee of $XXX as prepaid finance charges.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105723	XXX	XXX	XXX	$XXX	IN	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105724	XXX	XXX	XXX	$XXX	CO	9/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105725	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105726	XXX	XXX	XXX	$XXX	TN	4/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105727	XXX	XXX	XXX	$XXX	MD	9/XX/2006	Primary	Purchase		1							1								-	A	A	A	A	A
894105728	XXX	XXX	XXX	$XXX	NM	2/XX/2007	Primary	Refinance Rate/Term		2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105729	XXX	XXX	XXX	$XXX	IL	12/XX/1997	Primary	Purchase		1							1								-	A	A	A	A	A
894105730	XXX	XXX	XXX	$XXX	ME	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105731	XXX	XXX	XXX	$XXX	WI	8/XX/2013	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105732	XXX	XXX	XXX	$XXX	NY	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.							-	B	B	B	B	B
894105733	XXX	XXX	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105734	XXX	XXX	XXX	$XXX	NY	6/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.							-	B	B	B	B	B
894105735	XXX	XXX	XXX	$XXX	LA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105736	XXX	XXX	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105737	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105738	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105739	XXX	XXX	XXX	$XXX	OR	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105740	XXX	XXX	XXX	$XXX	MA	7/XX/2003	Primary	Purchase		1							1								-	A	A	A	A	A
894105741	XXX	XXX	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105742	XXX	XXX	XXX	$XXX	TX	5/XX/2015	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015)
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.25595% or Final Disclosure APR of 5.25600% is in excess of allowable threshold of APOR 3.70% + 1.5%, or 5.20000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015)
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Federal HPML 2014 Non Compliant: TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105743	XXX	XXX	XXX	$XXX	DE	12/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105744	XXX	XXX	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105745	XXX	XXX	XXX	$XXX	NH	5/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B
894105746	XXX	XXX	XXX	$XXX	AL	3/XX/2000	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105747	XXX	XXX	XXX	$XXX	OH	6/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105748	XXX	XXX	XXX	$XXX	VT	2/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: UTD due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105749	XXX	XXX	XXX	$XXX	FL	7/XX/2008	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.							-	B	B	B	B	B
894105750	XXX	XXX	XXX	$XXX	NJ	1/XX/2010	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Subordination Recording fee of $XXX as a prepaid finance charge.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105751	XXX	XXX	XXX	$XXX	FL	10/XX/1999	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105752	XXX	XXX	XXX	$XXX	IL	4/XX/2005	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105753	XXX	XXX	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105754	XXX	XXX	XXX	$XXX	MA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.							-	B	B	B	B	B
894105755	XXX	XXX	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105756	XXX	XXX	XXX	$XXX	NJ	6/XX/2011	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105757	XXX	XXX	XXX	$XXX	NY	7/XX/2006	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title Error: Title vesting is blank.						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105758	XXX	XXX	XXX	$XXX	NY	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.							-	B	B	B	B	B
894105759	XXX	XXX	XXX	$XXX	SC	4/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105760	XXX	XXX	XXX	$XXX	PA	1/XX/2013	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105761	XXX	XXX	XXX	$XXX	IN	9/XX/1998	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105762	XXX	XXX	XXX	$XXX	NC	8/XX/2013	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105763	XXX	XXX	XXX	$XXX	NY	3/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105764	XXX	XXX	XXX	$XXX	CT	1/XX/2007	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105765	XXX	XXX	XXX	$XXX	NJ	2/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.							-	B	B	B	B	B
894105766	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105767	XXX	XXX	XXX	$XXX	IL	9/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105768	XXX	XXX	XXX	$XXX	IN	7/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to TIL Itemization missing break down of prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105769	XXX	XXX	XXX	$XXX	DE	4/XX/1997	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105770	XXX	XXX	XXX	$XXX	PA	2/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105771	XXX	XXX	XXX	$XXX	CT	11/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a fax/wire/courier fee of $XXX as a prepaid finance charge.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105772	XXX	XXX	XXX	$XXX	LA	3/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105773	XXX	XXX	XXX	$XXX	IL	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A	A	A	A	A
894105774	XXX	XXX	XXX	$XXX	IL	2/XX/2003	Primary	Purchase		1							1								-	A	A	A	A	A
894105775	XXX	XXX	XXX	$XXX	OH	4/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105776	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105777	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A	A	A	A	A
894105778	XXX	XXX	XXX	$XXX	FL	2/XX/2006	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Document Error - HUD form type is Post-2010, GFE form type is Pre-2010  and creditor application date is before January 1, 2010.: Creditor Application Date:  01/XX/2006
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D	D	D	D	D
894105779	XXX	XXX	XXX	$XXX	NJ	3/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed did not include the $XXX Attorney fee or the $XXX Notice of Settlement fee in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105780	XXX	XXX	XXX	$XXX	NH	3/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105781	XXX	XXX	XXX	$XXX	OH	6/XX/2006	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105782	XXX	XXX	XXX	$XXX	WI	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D	D	D	D	D
894105783	XXX	XXX	XXX	$XXX	MD	9/XX/2005	Primary	Refinance Cash-out - Home Improvement		1							1								-	A	A	A	A	A
894105784	XXX	XXX	XXX	$XXX	IL	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105785	XXX	XXX	XXX	$XXX	FL	1/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105786	XXX	XXX	XXX	$XXX	CT	6/XX/2007	UTD	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain preliminary or final Title documents	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is not included in file		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105787	XXX	XXX	XXX	$XXX	PA	12/XX/2007	UTD	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either preliminary or Final Title	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period is less than 15 day minimum per state (PA).
Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: The TIL and Right of Rescission are missing from the loan.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105788	XXX	XXX	XXX	$XXX	GA	8/XX/2002	Primary	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC missning/not provided.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105789	XXX	XXX	XXX	$XXX	FL	9/XX/2007	UTD	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Unable to locate a Right to Cancel in the loan file		Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105790	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not in file	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105791	XXX	XXX	XXX	$XXX	IL	1/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	No evidence of Preliminary or Final Title.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B	B	B	B	B
894105792	XXX	XXX	XXX	$XXX	NJ	9/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105793	XXX	XXX	XXX	$XXX	CA	9/XX/2007	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105794	XXX	XXX	XXX	$XXX	FL	7/XX/2005	Investment	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B	B	B	B	B
894105795	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Investment	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Federal Compliance - Disparity in Occupancy: The Initial and Final 1003s shows B2 occupying subject as primary home. Compliance testing completed using occupancy of Primary with no high cost impact.	SELLER - GENERAL COMMENT (2019-12-06): Trailing document provided REVIEWER - GENERAL COMMENT (2019-12-06): Received a HUD from 2005. The loan reviewed is from 2007. Unable to clear.			No	In	TNR Testing Not Required	D	D	D	D	D
894105796	XXX	XXX	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105797	XXX	XXX	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105798	XXX	XXX	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105799	XXX	XXX	XXX	$XXX	CT	6/XX/2013	Investment	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105800	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105801	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.		REVIEWER - GENERAL COMMENT (2019-01-11): ARM disclosure dated 3/XX/2006 provided. Exception remains for disclosure not provided at least 3 days prior to consummation. REVIEWER - GENERAL COMMENT (2019-01-11): ARM disclosure dated 3/XX/2006 provided indicating borrower given CHARM booklet. Exception remains for disclosure not provided at least 3 days prior to consummation. REVIEWER - GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105802	XXX	XXX	XXX	$XXX	FL	2/XX/2001	Primary	Construction-Permanent		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A	A	A	A	A
894105803	XXX	XXX	XXX	$XXX	MO	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105804	XXX	XXX	XXX	$XXX	DE	11/XX/2005	Primary	Refinance Rate/Term		1							1								-	A	A	A	A	A
894105805	XXX	XXX	XXX	$XXX	PA	6/XX/1999	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B	B	B	B	B
894105806	XXX	XXX	XXX	$XXX	IL	6/XX/2007	Primary	Purchase		1							1								-	A	A	A	A	A
894105807	XXX	XXX	XXX	$XXX	TX	8/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
																		[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (TX) - max late charge for TX is 5% - note states 6%		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105808	XXX	XXX	XXX	$XXX	TN	7/XX/2005	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D	D	D	D	D
894105809	XXX	XXX	XXX	$XXX	NC	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 9.70920% or Final Disclosure APR of 9.73000% is in excess of allowable threshold of US Treasury 4.7900% + 3%, or 7.79000% and Conventional Mortgage Rate 6.3500% + 1.75%, or 8.10000%. Non-Compliant Rate Spread Home Loan.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.	State Compliance - North Carolina First Lien Late Charge Percent Testing: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%	State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			Out	State HPML - Compliant	C	C	C	C	C
894105810	XXX	XXX	XXX	$XXX	MS	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B	B	B	B	B
894105811	XXX	XXX	XXX	$XXX	PA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B	B	B	B	B
894105812	XXX	XXX	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.							-	B	B	B	B	B
894105813	XXX	XXX	XXX	$XXX	WY	3/XX/2007	Primary	Refinance Cash-out - Other		2				[3] General Appraisal Requirements - Valuation Exception:	Appraisal not provided.		2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B	B	B	B	B
894105814	XXX	XXX	XXX	$XXX	TX	2/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.							-	B	B	B	B	B
894105815	XXX	XXX	XXX	$XXX	NY	11/XX/2007	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105816	XXX	XXX	XXX	$XXX	NC	3/XX/2006	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B	B	B	B	B
894105817	XXX	XXX	XXX	$XXX	MA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			Out	State - NC	C	C	C	C	C
894105818	XXX	XXX	XXX	$XXX	MN	12/XX/2002	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing Appraisal	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (2018-09-19): Note and prepay rider provided. Condition remains.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D	D	D	D	D
894105819	XXX	XXX	XXX	$XXX	ND	7/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2015)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Property was inspected 06/01, report was signed 06/16 and the appraisal was provided to the borrower on 06/09.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% Percent tolerance fees increased at closing.  The most recent GFE reflects Title Services fee of $XXX credit report fee of $XXX; the Final HUD reflects $XXX for Title Services fee and $XXX for credit report.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel is on Form H-8 however, subject loan is paying off an existing XXX loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B	B	B	B	B